UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number: 811-21411
Eaton Vance Senior Floating-Rate Trust
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number)
October 31
Date of Fiscal Year End
April 30, 2012
Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance Senior Floating-Rate Trust (EFR) Semiannual Report April 30, 2012

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

Semiannual Report April 30, 2012
Eaton Vance
Senior Floating-Rate Trust
Table of Contents

Performance	2

Fund Profile	3

Endnotes and Additional Disclosures	4

Financial Statements	5

Board of Trustees’ Contract Approval	36

Officers and Trustees	39

Important Notices	40

Eaton Vance
Senior Floating-Rate Trust
April 30, 2012
Performance1,2

Portfolio Managers Scott H. Page, CFA, Craig P. Russ, and Peter M. Campo, CFA

% Average Annual Total Returns	Inception Date	Six Months	One Year	Five Years	Inception

Fund at NAV	11/28/2003	6.95%	6.05%	4.15%	5.22%
Fund at Market Price	—	11.23	–0.55	4.05	5.40

S&P/LSTA Leveraged Loan Index	11/28/2003	4.53%	2.92%	4.55%	5.11%

% Premium/Discount to NAV

1.49%

Distributions[3]

Total Distributions per share for the period	$0.513
Distribution Rate at NAV	6.77%
Distribution Rate at Market Price	6.68%

% Total Leverage[4]

Auction Preferred Shares (APS)	15.88%
Borrowings	21.17
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Eaton Vance
Senior Floating-Rate Trust
April 30, 2012
Fund Profile

Top 10 Holdings (% of total investments)[5]		Top 10 Sectors (% of total investments)[5]
Intelsat Jackson Holdings S.A.	1.2%	Health Care	10.6%
Rite Aid Corporation	1.2	Business Equipment and Services	9.2
Community Health Systems, Inc.	1.0	Electronics/Electrical	5.9
Calpine Corp. (corporate bond)	1.0	Leisure Goods/Activities/Movies	4.9
Aramark Corporation	1.0	Chemicals and Plastics	4.8
HCA, Inc.	1.0	Automotive	4.4
Asurion LLC	1.0	Financial Intermediaries	4.3
UPC Broadband Holding B.V./UPC Financing Partnership	0.8	Telecommunications	4.1
Chrysler Group LLC	0.8	Cable and Satellite Television	3.8
Telesat LLC	0.8	Retailers (Except Food and Drug)	3.7

Total	9.8%	Total	55.7%

Credit Quality (% of loan holdings)6

See Endnotes and Additional Disclosures in this report.

Eaton Vance
Senior Floating-Rate Trust
April 30, 2012
Endnotes and Additional Disclosures

[1]	S&P/LSTA Leveraged Loan Index is an unmanaged index of the institutional leveraged loan market. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]	Performance results reflect the effects of leverage. Absent an expense waiver by the investment adviser, the returns would be lower.

[3]	The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV or market price at the end of the period. The Fund’s distributions may be composed of ordinary income, tax- exempt income, net realized capital gains and return of capital.

[4]	Leverage represents the liquidation value of the Fund’s APS and borrowings outstanding as a percentage of Fund net assets applicable to common shares plus APS and borrowings outstanding. Use of leverage creates an opportunity for income, but creates risks including greater price volatility. The cost of leverage rises and falls with changes in short-term interest rates. The Fund is required to maintain prescribed asset coverage for its APS and borrowings, which could be reduced if Fund asset values decline.

[5]	Excludes cash and cash equivalents.

[6]	Ratings are based on Moody’s, S&P or Fitch, as applicable. Credit ratings are based largely on the rating agency’s investment analysis at the time of rating and the rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition. The rating assigned to a security by a rating agency does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. If securities are rated differently by the rating agencies, the higher rating is applied.

Fund profile subject to change due to active management.

Eaton Vance
Senior Floating-Rate Trust

April 30, 2012

Portfolio of Investments (Unaudited)

Senior Floating-Rate Interests — 145.1%(1)

	Principal
	Amount*
Borrower/Tranche Description	(000’s omitted)	Value

Aerospace and Defense — 2.5%

Booz Allen Hamilton, Inc.
Term Loan, 3.75%, Maturing August 3, 2017	470	$472,699
DAE Aviation Holdings, Inc.
Term Loan, 5.47%, Maturing July 31, 2014	882	882,022
Term Loan, 5.47%, Maturing July 31, 2014	925	925,181
Ducommun Incorporated
Term Loan, 5.50%, Maturing June 28, 2017	1,504	1,513,010
IAP Worldwide Services, Inc.
Term Loan, 9.25%, Maturing December 28, 2012	1,766	1,593,628
Sequa Corporation
Term Loan, 3.72%, Maturing December 3, 2014	794	787,493
Term Loan, 6.25%, Maturing December 3, 2014	249	250,934
TASC, Inc.
Term Loan, 4.50%, Maturing December 18, 2015	1,437	1,429,393
Transdigm, Inc.
Term Loan, 4.00%, Maturing February 14, 2017	823	825,338
Term Loan, 4.00%, Maturing February 14, 2017	3,118	3,127,183
Wesco Aircraft Hardware Corp.
Term Loan, 4.25%, Maturing April 7, 2017	389	390,479
Wyle Services Corporation
Term Loan, 5.75%, Maturing March 27, 2017	811	809,911

		$13,007,271

Air Transport — 0.3%

Evergreen International Aviation, Inc.
Term Loan, 11.50%, Maturing June 30, 2015	833	$712,293
Orbitz Worldwide, Inc.
Term Loan, 3.24%, Maturing July 25, 2014	990	966,950

		$1,679,243

Automotive — 7.1%

Allison Transmission, Inc.
Term Loan, 2.74%, Maturing August 7, 2014	3,670	$3,666,948
Autoparts Holdings Limited
Term Loan, 6.50%, Maturing July 28, 2017	398	393,771
Chrysler Group LLC
Term Loan, 6.00%, Maturing May 24, 2017	6,957	7,096,903
Delphi Corporation
Term Loan, 3.50%, Maturing March 31, 2017	1,831	1,838,799
Federal-Mogul Corporation
Term Loan, 2.18%, Maturing December 29, 2014	2,419	2,346,904
Term Loan, 2.18%, Maturing December 28, 2015	3,040	2,949,232
Goodyear Tire & Rubber Company (The)
Term Loan - Second Lien, 4.75%, Maturing April 30, 2019	6,650	6,564,800
HHI Holdings LLC
Term Loan, 7.00%, Maturing March 21, 2017	1,739	1,747,858
Metaldyne Company LLC
Term Loan, 5.25%, Maturing May 18, 2017	2,181	2,195,117
SRAM, LLC
Term Loan, 4.78%, Maturing June 7, 2018	1,252	1,269,597
Term Loan - Second Lien, 8.50%, Maturing December 7, 2018	500	504,681
Tomkins LLC
Term Loan, 4.25%, Maturing September 29, 2016	1,928	1,937,025
TriMas Corporation
Term Loan, 4.25%, Maturing June 21, 2017	1,019	1,021,339
Veyance Technologies, Inc.
Term Loan, 2.74%, Maturing July 31, 2014	235	227,308
Term Loan, 2.74%, Maturing July 31, 2014	1,638	1,587,005
Term Loan - Second Lien, 5.50%, Maturing July 31, 2014	325	325,000
Term Loan - Second Lien, 5.99%, Maturing July 31, 2015	1,275	1,201,687

		$36,873,974

Building and Development — 1.7%

Armstrong World Industries, Inc.
Term Loan, 4.00%, Maturing March 9, 2018	894	$895,812
Forestar Real Estate Group, Inc.
Revolving Loan, 0.51%, Maturing August 6, 2013(2)	244	229,723
Term Loan, 6.50%, Maturing August 6, 2015	2,240	2,161,715
Goodman Global, Inc.
Term Loan, 5.75%, Maturing October 28, 2016	1,676	1,689,263
NCI Building Systems, Inc.
Term Loan, 6.50%, Maturing April 18, 2014	242	241,507
Panolam Industries International, Inc.
Term Loan, 8.25%, Maturing December 31, 2013	1,424	1,407,578
RE/MAX International, Inc.
Term Loan, 5.50%, Maturing April 15, 2016	1,681	1,683,318
Realogy Corporation
Term Loan, 3.24%, Maturing October 10, 2013	116	110,499
Summit Materials Companies I, LLC
Term Loan, 6.00%, Maturing January 25, 2019	475	479,453

		$8,898,868

See Notes to Financial Statements.

Eaton Vance
Senior Floating-Rate Trust

April 30, 2012

Portfolio of Investments (Unaudited) — continued

		Principal
		Amount*
Borrower/Tranche Description		(000’s omitted)	Value

Business Equipment and Services — 14.9%

ACCO Brands Corporation
Term Loan, Maturing March 26, 2019(3)		500	$502,344
Acosta, Inc.
Term Loan, 4.75%, Maturing March 1, 2018		2,231	2,233,830
Advantage Sales & Marketing, Inc.
Term Loan, 5.25%, Maturing December 18, 2017		2,226	2,227,256
Affinion Group, Inc.
Term Loan, 5.00%, Maturing October 10, 2016		4,589	4,370,673
Allied Security Holdings, LLC
Term Loan, 5.25%, Maturing February 3, 2017		569	571,147
Altegrity, Inc.
Term Loan, 7.75%, Maturing February 20, 2015		700	703,932
Term Loan, 2.99%, Maturing February 21, 2015		716	686,302
BAR/BRI Review Courses, Inc.
Term Loan, 6.00%, Maturing June 16, 2017		722	718,670
Brand Energy & Infrastructure Services, Inc.
Term Loan, 2.50%, Maturing February 7, 2014		2,667	2,445,418
Term Loan, 3.74%, Maturing February 7, 2014		732	679,915
Brickman Group Holdings, Inc.
Term Loan, 7.25%, Maturing October 14, 2016		1,125	1,138,507
Brock Holdings III, Inc.
Term Loan, 6.01%, Maturing March 16, 2017		1,105	1,103,634
ClientLogic Corporation
Term Loan, 7.22%, Maturing January 30, 2017		1,567	1,410,032
DynCorp International LLC
Term Loan, 6.25%, Maturing July 7, 2016		659	660,503
Education Management LLC
Term Loan, 8.25%, Maturing March 29, 2018		2,075	2,087,969
EIG Investors Corp.
Term Loan, 7.75%, Maturing April 20, 2018		1,125	1,129,219
Expert Global Solutions, Inc.
Term Loan, 9.00%, Maturing April 3, 2018		1,950	1,932,938
Fidelity National Information Solutions, Inc.
Term Loan, 4.25%, Maturing July 18, 2016		110	110,445
Genesys Telecom Holdings, U.S., Inc.
Term Loan, 6.75%, Maturing January 31, 2019		625	634,571
Go Daddy Operating Company, LLC
Term Loan, 5.50%, Maturing December 17, 2018		1,443	1,448,310
IMS Health Incorporated
Term Loan, 4.50%, Maturing August 25, 2017		1,274	1,280,931
KAR Auction Services, Inc.
Term Loan, 5.00%, Maturing May 19, 2017		2,829	2,846,892
Kronos, Inc.
Term Loan, 5.22%, Maturing June 9, 2017		999	1,001,053
Term Loan, 6.25%, Maturing December 28, 2017		823	832,196
Term Loan, 10.58%, Maturing June 11, 2018		1,000	1,022,500
Language Line, LLC
Term Loan, 6.25%, Maturing June 20, 2016		2,068	2,073,590
Lawson Software, Inc.
Term Loan, 6.25%, Maturing April 5, 2018		5,075	5,147,953
Meritas LLC
Term Loan, 7.50%, Maturing July 28, 2017		763	761,217
Mitchell International, Inc.
Term Loan - Second Lien, 5.75%, Maturing March 30, 2015		1,000	983,750
Monitronics International, Inc.
Term Loan, 5.50%, Maturing March 16, 2018		850	857,969
MSCI, Inc.
Term Loan, 3.50%, Maturing March 14, 2017		2,796	2,798,002
Oz Management LP
Term Loan, Maturing November 15, 2016(3)		1,325	1,152,750
Quintiles Transnational Corp.
Term Loan, 5.00%, Maturing June 8, 2018		4,293	4,310,003
Sabre, Inc.
Term Loan, 2.24%, Maturing September 30, 2014		5,921	5,711,652
Sensus USA, Inc.
Term Loan, 4.75%, Maturing May 9, 2017		668	669,642
Term Loan - Second Lien, 8.50%, Maturing May 9, 2018		1,000	998,750
Softlayer Technologies, Inc.
Term Loan, 7.25%, Maturing November 5, 2016		642	647,090
Sungard Data Systems, Inc.
Term Loan, 3.95%, Maturing February 26, 2016		4,742	4,758,481
Term Loan, 3.99%, Maturing February 28, 2017		1,547	1,553,780
SymphonyIRI Group, Inc.
Term Loan, 5.00%, Maturing December 1, 2017		819	820,348
Trans Union, LLC
Term Loan, 4.75%, Maturing February 12, 2018		2,878	2,913,564
Travelport LLC
Term Loan, 4.97%, Maturing August 21, 2015		2,856	2,612,781
Term Loan, 4.97%, Maturing August 21, 2015		553	505,657
Term Loan, 5.18%, Maturing August 21, 2015	EUR	741	854,189
U.S. Security Holdings, Inc.
Term Loan, 6.00%, Maturing July 28, 2017		118	118,667
Term Loan, 6.00%, Maturing July 28, 2017		604	606,307

See Notes to Financial Statements.

Eaton Vance
Senior Floating-Rate Trust

April 30, 2012

Portfolio of Investments (Unaudited) — continued

		Principal
		Amount*
Borrower/Tranche Description		(000’s omitted)	Value

Business Equipment and Services (continued)

West Corporation
Term Loan, 4.49%, Maturing July 15, 2016		681	$685,414
Term Loan, 4.60%, Maturing July 15, 2016		1,938	1,949,121

			$77,269,864

Cable and Satellite Television — 6.1%

Atlantic Broadband Finance, LLC
Term Loan, 5.25%, Maturing April 3, 2019		1,300	$1,310,292
Term Loan - Second Lien, 9.75%, Maturing October 3, 2019		775	775,969
BBHI Acquisition LLC
Term Loan, 4.50%, Maturing December 14, 2017		1,234	1,239,583
Bragg Communications Incorporated
Term Loan, 4.00%, Maturing February 28, 2018		400	401,020
Cequel Communications, LLC
Term Loan, 4.00%, Maturing February 14, 2019		4,400	4,359,300
Charter Communications Operating, LLC
Term Loan, 3.72%, Maturing September 6, 2016		764	764,799
Term Loan, 4.00%, Maturing May 15, 2019		300	299,700
Crown Media Holdings, Inc.
Term Loan, 5.75%, Maturing July 14, 2018		477	479,699
CSC Holdings, Inc.
Term Loan, 1.99%, Maturing March 29, 2016		2,849	2,840,553
Kabel Deutschland GMBH
Term Loan, 4.25%, Maturing February 1, 2019		1,075	1,079,031
Lavena Holdings 4 GmbH
Term Loan, 3.68%, Maturing March 6, 2015	EUR	369	423,063
Term Loan, 4.06%, Maturing March 4, 2016	EUR	369	423,064
Term Loan, 8.43%, Maturing March 6, 2017(4)	EUR	398	361,346
Term Loan - Second Lien, 5.18%, Maturing September 2, 2016	EUR	520	536,499
Mediacom Broadband LLC
Term Loan, 4.50%, Maturing October 23, 2017		1,449	1,450,999
Mediacom Illinois, LLC
Term Loan, 1.95%, Maturing January 30, 2015		3,598	3,472,113
Mediacom LLC
Term Loan, 4.50%, Maturing October 23, 2017		811	810,056
NDS Finance Limited
Term Loan, 4.00%, Maturing March 12, 2018		1,337	1,338,171
P7S1 Broadcasting Holding II B.V.
Term Loan, 3.52%, Maturing July 1, 2016	EUR	1,781	2,230,458
UPC Broadband Holding B.V.
Term Loan, 4.17%, Maturing December 31, 2016	EUR	2,353	3,046,338
Term Loan, 4.42%, Maturing December 29, 2017	EUR	1,619	2,108,232
UPC Financing Partnership
Term Loan, 3.74%, Maturing December 30, 2016		409	408,860
Term Loan, 3.74%, Maturing December 29, 2017		1,264	1,257,840
Term Loan, 4.75%, Maturing December 29, 2017		375	376,875

			$31,793,860

Chemicals and Plastics — 6.6%

Ashland, Inc.
Term Loan, 3.75%, Maturing August 23, 2018		1,940	$1,945,013
AZ Chem US, Inc.
Term Loan, 7.25%, Maturing December 22, 2017		2,135	2,174,800
General Chemical Corporation
Term Loan, 5.00%, Maturing October 6, 2015		555	557,281
Harko C.V.
Term Loan, 5.75%, Maturing August 2, 2017		522	526,293
Houghton International, Inc.
Term Loan, 6.75%, Maturing January 29, 2016		813	817,279
Huntsman International, LLC
Term Loan, 2.55%, Maturing June 30, 2016		846	839,964
Term Loan, 2.85%, Maturing April 19, 2017		1,547	1,540,001
Ineos Holdings Limited
Term Loan, 9.00%, Maturing June 16, 2015	EUR	1,250	1,745,630
Ineos US Finance LLC
Term Loan, 8.00%, Maturing December 16, 2014		302	313,988
MacDermid, Inc.
Term Loan, 2.24%, Maturing April 11, 2014		440	437,125
Momentive Performance Materials, Inc.
Term Loan, 3.75%, Maturing May 29, 2015		650	620,750
Momentive Performance Materials USA Inc.
Term Loan, 3.75%, Maturing May 5, 2015		3,127	3,017,134
Momentive Specialty Chemicals, Inc.
Term Loan, 4.00%, Maturing May 5, 2015		1,673	1,667,215
Term Loan, 4.25%, Maturing May 5, 2015		476	466,725
Term Loan, 4.25%, Maturing May 5, 2015		756	753,464
Norit NV
Term Loan, 6.75%, Maturing July 7, 2017		1,244	1,257,742
Omnova Solutions Inc.
Term Loan, 5.75%, Maturing May 31, 2017		988	992,437
PolyOne Corp.
Term Loan, 5.00%, Maturing December 20, 2017		499	501,867
Rockwood Specialties Group, Inc.
Term Loan, 3.50%, Maturing February 9, 2018		2,104	2,118,872

See Notes to Financial Statements.

Eaton Vance
Senior Floating-Rate Trust

April 30, 2012

Portfolio of Investments (Unaudited) — continued

		Principal
		Amount*
Borrower/Tranche Description		(000’s omitted)	Value

Chemicals and Plastics (continued)

Schoeller Arca Systems Holding B.V.
Term Loan, 5.49%, Maturing November 16, 2015	EUR	145	$133,913
Term Loan, 5.49%, Maturing November 16, 2015	EUR	412	381,811
Term Loan, 5.49%, Maturing November 16, 2015	EUR	443	410,866
Solutia, Inc.
Term Loan, 3.50%, Maturing August 1, 2017		2,077	2,078,863
Sonneborn LLC
Term Loan, Maturing March 26, 2018(3)		650	656,500
Styron S.A.R.L, LLC
Term Loan, 6.00%, Maturing August 2, 2017		2,864	2,676,713
Taminco Global Chemical Corporation
Term Loan, 6.25%, Maturing February 15, 2019		375	379,453
Tronox Pigments (Netherlands) B.V.
Term Loan, 1.00%, Maturing February 8, 2018(2)		337	338,028
Term Loan, 4.25%, Maturing February 8, 2018		1,238	1,240,042
Univar, Inc.
Term Loan, 5.00%, Maturing June 30, 2017		3,545	3,556,000

			$34,145,769

Clothing / Textiles — 0.2%

Phillips-Van Heusen Corporation
Term Loan, 3.50%, Maturing May 6, 2016		544	$545,848
Warnaco, Inc.
Term Loan, 3.75%, Maturing June 15, 2018		496	497,491

			$1,043,339

Conglomerates — 2.1%

Jason Incorporated
Term Loan, 8.25%, Maturing September 21, 2014		171	$171,206
Term Loan, 7.75%, Maturing September 22, 2014		224	222,781
Term Loan, 8.25%, Maturing September 22, 2014		69	68,428
Rexnord Corporation
Term Loan, 5.00%, Maturing April 2, 2018		3,267	3,301,565
RGIS Holdings LLC
Term Loan, 2.49%, Maturing April 30, 2014		120	119,107
Term Loan, 2.49%, Maturing April 30, 2014		2,400	2,382,150
Spectrum Brands, Inc.
Term Loan, 5.00%, Maturing June 17, 2016		2,267	2,277,821
Walter Energy, Inc.
Term Loan, 4.00%, Maturing April 2, 2018		2,190	2,192,943

			$10,736,001

Containers and Glass Products — 2.3%

Berry Plastics Corporation
Term Loan, 2.24%, Maturing April 3, 2015		1,939	$1,895,153
BWAY Corporation
Term Loan, 4.50%, Maturing February 23, 2018		152	152,886
Term Loan, 4.50%, Maturing February 23, 2018		1,607	1,612,625
Hilex Poly Co. LLC
Term Loan, 11.25%, Maturing November 16, 2015		815	834,897
Pelican Products, Inc.
Term Loan, 5.00%, Maturing March 7, 2017		689	688,769
Reynolds Group Holdings, Inc.
Term Loan, 6.50%, Maturing February 9, 2018		2,767	2,809,820
Term Loan, 6.50%, Maturing August 9, 2018		2,781	2,824,089
Sealed Air Corporation
Term Loan, 4.75%, Maturing October 3, 2018		639	646,611
TricorBraun, Inc.
Term Loan, Maturing May 10, 2018(3)		625	621,875

			$12,086,725

Cosmetics / Toiletries — 0.5%

Bausch & Lomb, Inc.
Term Loan, 3.49%, Maturing April 24, 2015		290	$289,762
Term Loan, 3.67%, Maturing April 24, 2015		1,185	1,185,884
KIK Custom Products, Inc.
Term Loan - Second Lien, 5.24%, Maturing November 28, 2014		975	665,438
Prestige Brands, Inc.
Term Loan, 5.26%, Maturing January 31, 2019		451	454,350

			$2,595,434

Drugs — 1.5%

Aptalis Pharma, Inc.
Term Loan, 5.50%, Maturing February 10, 2017		500	$494,166
Term Loan, 5.50%, Maturing February 10, 2017		1,980	1,963,282
Capsugel Holdings US, Inc.
Term Loan, 5.25%, Maturing August 1, 2018		1,262	1,276,685
Endo Pharmaceuticals Holdings, Inc.
Term Loan, 4.00%, Maturing June 18, 2018		508	510,375
Warner Chilcott Company, LLC
Term Loan, 4.25%, Maturing March 15, 2018		798	800,898
Warner Chilcott Corporation
Term Loan, 4.25%, Maturing March 15, 2018		1,595	1,601,796

See Notes to Financial Statements.

Eaton Vance
Senior Floating-Rate Trust

April 30, 2012

Portfolio of Investments (Unaudited) — continued

		Principal
		Amount*
Borrower/Tranche Description		(000’s omitted)	Value

Drugs (continued)

WC Luxco S.a.r.l.
Term Loan, 4.25%, Maturing March 15, 2018		1,097	$1,101,235

			$7,748,437

Ecological Services and Equipment — 0.1%

Envirotest Systems Holding Corp.
Term Loan - Second Lien, 15.50%, Maturing September 12, 2014(5)		339	$349,581
Viking Consortium Borrower Limited
Term Loan - Second Lien, 6.83%, Maturing March 31, 2016(4)	GBP	515	314,747

			$664,328

Electronics / Electrical — 9.5%

Aeroflex Incorporated
Term Loan, 4.25%, Maturing May 9, 2018		1,973	$1,968,830
Aspect Software, Inc.
Term Loan, 6.25%, Maturing May 6, 2016		1,458	1,466,636
Attachmate Corporation
Term Loan, 6.50%, Maturing April 27, 2017		3,376	3,376,092
Cinedigm Digital Funding I, LLC
Term Loan, 5.25%, Maturing April 29, 2016		507	506,488
CommScope, Inc.
Term Loan, 4.25%, Maturing January 12, 2018		2,104	2,110,299
Dealer Computer Services, Inc.
Term Loan, 3.75%, Maturing April 20, 2018		1,908	1,910,385
DG FastChannel, Inc.
Term Loan, 5.75%, Maturing July 26, 2018		1,530	1,531,817
Eagle Parent, Inc.
Term Loan, 5.00%, Maturing May 16, 2018		2,581	2,587,759
Edwards (Cayman Islands II) Limited
Term Loan, 5.50%, Maturing May 31, 2016		497	496,859
Term Loan, 5.50%, Maturing May 31, 2016		1,234	1,232,832
FCI International
Term Loan, 3.62%, Maturing November 1, 2013		123	120,757
Term Loan, 3.62%, Maturing November 1, 2013		123	120,757
Term Loan, 3.62%, Maturing November 1, 2013		128	125,433
Term Loan, 3.62%, Maturing November 1, 2013		128	125,433
Freescale Semiconductor, Inc.
Term Loan, 4.49%, Maturing December 1, 2016		3,498	3,438,032
Microsemi Corporation
Term Loan, 4.00%, Maturing February 2, 2018		1,567	1,572,081
NeuStar, Inc.
Term Loan, 5.00%, Maturing November 8, 2018		945	955,884
Nxp B.V.
Term Loan, 4.50%, Maturing March 3, 2017		2,673	2,646,270
Term Loan, 5.50%, Maturing March 3, 2017		1,020	1,028,162
Term Loan, 5.25%, Maturing March 19, 2019		1,625	1,630,078
Oberthur Technologies
Term Loan, 6.25%, Maturing March 30, 2019		575	564,219
Open Solutions, Inc.
Term Loan, 2.60%, Maturing January 23, 2014		1,995	1,929,272
Rocket Software, Inc.
Term Loan, 7.00%, Maturing February 8, 2018		1,247	1,253,109
Term Loan - Second Lien, 10.25%, Maturing February 8, 2019		750	751,875
Rovi Solutions Corporation
Term Loan, 4.00%, Maturing March 28, 2019		825	826,526
SafeNet, Inc.
Term Loan, 2.74%, Maturing April 12, 2014		1,812	1,788,950
Semtech Corp.
Term Loan, 4.25%, Maturing March 15, 2017		400	401,000
Sensata Technologies Finance Company, LLC
Term Loan, 4.00%, Maturing May 11, 2018		3,499	3,506,361
Serena Software, Inc.
Term Loan, 4.47%, Maturing March 10, 2016		474	471,630
Term Loan, 5.00%, Maturing March 10, 2016		350	348,250
Shield Finance Co S.A.R.L.
Term Loan, 7.75%, Maturing June 15, 2016		829	828,026
SkillSoft Corporation
Term Loan, 6.50%, Maturing May 26, 2017		249	251,238
Term Loan, 6.50%, Maturing May 26, 2017		978	988,170
Sophia, L.P.
Term Loan, 6.25%, Maturing July 19, 2018		1,400	1,424,791
Spansion LLC
Term Loan, 4.75%, Maturing February 9, 2015		522	524,476
Sunquest Information Systems, Inc.
Term Loan, 6.25%, Maturing December 16, 2016		744	746,236
VeriFone, Inc.
Term Loan, 4.25%, Maturing December 28, 2018		499	500,540
Vertafore, Inc.
Term Loan, 5.25%, Maturing July 29, 2016		988	992,134
Web.com Group, Inc.
Term Loan, 7.00%, Maturing October 27, 2017		2,599	2,609,751

			$49,657,438

See Notes to Financial Statements.

Eaton Vance
Senior Floating-Rate Trust

April 30, 2012

Portfolio of Investments (Unaudited) — continued

	Principal
	Amount*
Borrower/Tranche Description	(000’s omitted)	Value

Equipment Leasing — 1.2%

BakerCorp International, Inc.
Term Loan, 4.75%, Maturing June 1, 2018	1,335	$1,339,893
Delos Aircraft Inc.
Term Loan, 4.75%, Maturing April 12, 2016	1,275	1,283,368
Flying Fortress, Inc.
Term Loan, 5.00%, Maturing June 30, 2017	3,350	3,367,799

		$5,991,060

Farming / Agriculture — 0.3%

Wm. Bolthouse Farms, Inc.
Term Loan, 5.51%, Maturing February 11, 2016	1,482	$1,492,636

		$1,492,636

Financial Intermediaries — 5.9%

AmWINS Group, Inc.
Term Loan, 4.49%, Maturing June 8, 2013	948	$947,526
Term Loan - Second Lien, 5.74%, Maturing June 8, 2014	500	491,250
Asset Acceptance Capital Corp.
Term Loan, 8.75%, Maturing November 8, 2017	1,284	1,296,587
August U.S. Holding Company, Inc.
Term Loan, Maturing April 27, 2018(3)	375	367,500
CB Richard Ellis Services, Inc.
Term Loan, 3.49%, Maturing March 5, 2018	689	687,499
Term Loan, 3.74%, Maturing September 4, 2019	651	649,305
Citco III Limited
Term Loan, 5.50%, Maturing June 29, 2018	1,638	1,629,437
First Data Corporation
Term Loan, 2.99%, Maturing September 24, 2014	257	246,432
Term Loan, 2.99%, Maturing September 24, 2014	1,239	1,187,626
Term Loan, 2.99%, Maturing September 24, 2014	2,988	2,863,702
Term Loan, 4.24%, Maturing March 23, 2018	1,636	1,494,166
Grosvenor Capital Management Holdings, LLP
Term Loan, 4.25%, Maturing December 5, 2016	1,308	1,282,043
Hamilton Lane Advisors, LLC
Term Loan, 6.50%, Maturing February 23, 2018	725	726,813
Harbourvest Partners, LLC
Term Loan, 6.25%, Maturing December 16, 2016	1,019	1,024,284
iPayment, Inc.
Term Loan, 5.75%, Maturing May 8, 2017	917	923,374
LPL Holdings, Inc.
Term Loan, Maturing March 23, 2017(3)	800	784,000
Term Loan, 4.00%, Maturing March 29, 2019	3,075	3,083,650
Mercury Payment Systems Canada, LLC
Term Loan, 5.50%, Maturing July 3, 2017	645	648,351
MIP Delaware, LLC
Term Loan, 5.50%, Maturing July 12, 2018	836	845,558
Nuveen Investments, Inc.
Term Loan, 5.97%, Maturing May 12, 2017	2,429	2,436,560
Term Loan, 5.97%, Maturing May 13, 2017	1,651	1,656,045
Term Loan, 7.25%, Maturing May 13, 2017	1,492	1,508,157
RJO Holdings Corp.
Term Loan, 6.24%, Maturing December 10, 2015(5)	7	5,801
Term Loan, 6.99%, Maturing December 10, 2015(5)	224	175,255
RPI Finance Trust
Term Loan, 4.00%, Maturing May 9, 2018	3,468	3,484,066
Vantiv, LLC
Term Loan, 3.75%, Maturing February 27, 2019	475	475,000

		$30,919,987

Food Products — 4.2%

American Seafoods Group LLC
Term Loan, 4.25%, Maturing March 8, 2018	638	$622,675
Del Monte Foods Company
Term Loan, 4.50%, Maturing March 8, 2018	4,394	4,368,964
Dole Food Company, Inc.
Term Loan, 5.04%, Maturing July 6, 2018	964	970,743
High Liner Foods Incorporated
Term Loan, 7.00%, Maturing January 3, 2018	648	653,238
JBS USA Holdings, Inc.
Term Loan, 4.25%, Maturing May 25, 2018	993	993,741
Michael Foods Group, Inc.
Term Loan, 4.25%, Maturing February 23, 2018	670	672,659
NBTY, Inc.
Term Loan, 4.25%, Maturing October 2, 2017	2,809	2,816,902
Pierre Foods, Inc.
Term Loan, 7.00%, Maturing September 30, 2016	2,229	2,241,255
Pinnacle Foods Finance LLC
Term Loan, 2.77%, Maturing April 2, 2014	6,520	6,532,016
Term Loan, 4.75%, Maturing October 17, 2018	275	276,661
Solvest Ltd.
Term Loan, 5.03%, Maturing July 6, 2018	1,725	1,737,122

		$21,885,976

See Notes to Financial Statements.

Eaton Vance
Senior Floating-Rate Trust

April 30, 2012

Portfolio of Investments (Unaudited) — continued

		Principal
		Amount*
Borrower/Tranche Description		(000’s omitted)	Value

Food Service — 5.9%

Aramark Corporation
Term Loan, 3.34%, Maturing July 26, 2016		169	$168,700
Term Loan, 3.34%, Maturing July 26, 2016		304	303,624
Term Loan, 3.49%, Maturing July 26, 2016		4,621	4,616,797
Term Loan, 3.65%, Maturing July 26, 2016		2,094	2,091,404
Term Loan, 4.40%, Maturing July 26, 2016	GBP	950	1,518,628
Buffets, Inc.
Term Loan, 0.00%, Maturing April 21, 2015(6)		1,247	567,605
Term Loan, 0.00%, Maturing April 22, 2015(5)(6)		129	61,695
Burger King Corporation
Term Loan, 4.50%, Maturing October 19, 2016		4,510	4,530,186
DineEquity, Inc.
Term Loan, 4.25%, Maturing October 19, 2017		1,320	1,324,503
Dunkin’ Brands, Inc.
Term Loan, 4.00%, Maturing November 23, 2017		3,056	3,063,716
NPC International, Inc.
Term Loan, 5.25%, Maturing December 28, 2018		675	680,062
OSI Restaurant Partners, LLC
Term Loan, 5.03%, Maturing June 14, 2013		447	442,617
Term Loan, 2.56%, Maturing June 14, 2014		4,902	4,850,460
Sagittarius Restaurants, LLC
Term Loan, 7.51%, Maturing May 18, 2015		418	420,738
Selecta
Term Loan - Second Lien, 5.64%, Maturing December 28, 2015	EUR	741	673,749
U.S. Foodservice, Inc.
Term Loan, 2.74%, Maturing July 3, 2014		3,469	3,417,513
Weight Watchers International, Inc.
Term Loan, 4.00%, Maturing March 12, 2019		1,325	1,327,755
Wendy’s Arby’s Restaurants, LLC
Term Loan, 5.00%, Maturing May 24, 2017		817	818,619

			$30,878,371

Food / Drug Retailers — 5.2%

Alliance Boots Holdings Limited
Term Loan, 3.32%, Maturing July 9, 2015	EUR	1,000	$1,256,688
Term Loan, 3.58%, Maturing July 9, 2015	GBP	2,775	4,171,410
General Nutrition Centers, Inc.
Term Loan, 4.25%, Maturing March 2, 2018		4,725	4,741,537
Landry’s, Inc.
Term Loan, 6.50%, Maturing April 24, 2018		1,325	1,326,863
Pantry, Inc. (The)
Term Loan, 1.99%, Maturing May 15, 2014		201	197,374
Term Loan, 1.99%, Maturing May 15, 2014		696	685,411
Rite Aid Corporation
Term Loan, 2.00%, Maturing June 4, 2014		7,966	7,866,367
Term Loan, 4.50%, Maturing March 2, 2018		2,114	2,103,348
Roundy’s Supermarkets, Inc.
Term Loan, 5.75%, Maturing February 8, 2019		1,000	1,010,250
Sprouts Farmers Markets Holdings, LLC
Term Loan, Maturing April 20, 2018(3)		575	572,125
Supervalu, Inc.
Term Loan, 4.50%, Maturing April 28, 2018		3,218	3,229,118

			$27,160,491

Health Care — 17.2%

1-800 Contacts, Inc.
Term Loan, 7.70%, Maturing March 4, 2015		897	$905,769
Alere, Inc.
Term Loan, 4.75%, Maturing June 30, 2017		475	474,703
Term Loan, 4.75%, Maturing June 30, 2017		574	573,682
Term Loan, 4.75%, Maturing June 30, 2017		2,363	2,363,616
Alliance Healthcare Services, Inc.
Term Loan, 7.25%, Maturing June 1, 2016		1,121	1,076,168
Ardent Medical Services, Inc.
Term Loan, 6.50%, Maturing September 15, 2015		1,779	1,785,491
Aveta, Inc.
Term Loan, 8.50%, Maturing April 4, 2017		675	674,156
Term Loan, 8.50%, Maturing April 4, 2017		675	674,156
Biomet, Inc.
Term Loan, 3.37%, Maturing March 25, 2015		3,677	3,669,597
CareStream Health, Inc.
Term Loan, 5.00%, Maturing February 25, 2017		1,509	1,475,449
Catalent Pharma Solutions
Term Loan, 4.24%, Maturing September 15, 2016		2,127	2,131,453
Term Loan, 5.25%, Maturing September 15, 2017		1,123	1,126,948
CDRL MS, Inc.
Term Loan, 6.75%, Maturing September 30, 2016		878	881,380
Community Health Systems, Inc.
Term Loan, 2.63%, Maturing July 25, 2014		5,537	5,497,018
Term Loan, 3.99%, Maturing January 25, 2017		3,336	3,302,700
ConMed Corporation
Term Loan, 1.74%, Maturing April 12, 2013		434	426,599
Convatec, Inc.
Term Loan, 5.75%, Maturing December 22, 2016		970	972,249

See Notes to Financial Statements.

Eaton Vance
Senior Floating-Rate Trust

April 30, 2012

Portfolio of Investments (Unaudited) — continued

		Principal
		Amount*
Borrower/Tranche Description		(000’s omitted)	Value

Health Care (continued)

CRC Health Corporation
Term Loan, 4.97%, Maturing November 16, 2015		1,906	$1,756,346
Dako (EQT Project Delphi)
Term Loan - Second Lien, 4.22%, Maturing December 12, 2016		500	419,000
DaVita, Inc.
Term Loan, 4.50%, Maturing October 20, 2016		2,963	2,976,572
DJO Finance LLC
Term Loan, 5.24%, Maturing November 1, 2016		383	382,395
Term Loan, 6.25%, Maturing September 15, 2017		325	326,544
Drumm Investors LLC
Term Loan, 5.00%, Maturing May 4, 2018		2,488	2,355,492
Emdeon Business Services, LLC
5.00%, Maturing November 2, 2018		800	807,800
Emergency Medical Services Corporation
Term Loan, 5.25%, Maturing May 25, 2018		2,312	2,322,504
Fresenius US Finance I, Inc.
Term Loan, 3.25%, Maturing September 10, 2014		306	306,930
Term Loan, 3.25%, Maturing September 10, 2014		682	683,159
Grifols Inc.
Term Loan, 4.50%, Maturing June 1, 2017		2,955	2,965,279
Hanger Orthopedic Group, Inc.
Term Loan, 4.01%, Maturing December 1, 2016		665	661,109
HCA, Inc.
Term Loan, 3.72%, Maturing March 31, 2017		6,168	6,085,410
Term Loan, 3.49%, Maturing May 1, 2018		2,572	2,533,554
Health Management Associates, Inc.
Term Loan, 4.50%, Maturing November 16, 2018		1,297	1,299,188
Iasis Healthcare LLC
Term Loan, 5.00%, Maturing May 3, 2018		1,658	1,664,987
Immucor, Inc.
Term Loan, 7.25%, Maturing August 17, 2018		697	705,206
inVentiv Health, Inc.
Term Loan, 6.50%, Maturing August 4, 2016		1,874	1,778,112
Term Loan, 6.75%, Maturing May 15, 2018		1,166	1,109,336
Kindred Healthcare, Inc.
Term Loan, 5.25%, Maturing June 1, 2018		1,811	1,743,388
Kinetic Concepts, Inc.
Term Loan, 7.00%, Maturing May 4, 2018		4,015	4,105,274
Lifepoint Hospitals, Inc.
Term Loan, 3.24%, Maturing April 15, 2015		2,022	2,026,086
MedAssets, Inc.
Term Loan, 5.25%, Maturing November 16, 2016		841	848,309
Medpace, Inc.
Term Loan, 6.50%, Maturing June 16, 2017		868	846,727
Multiplan, Inc.
Term Loan, 4.75%, Maturing August 26, 2017		3,282	3,279,159
Pharmaceutical Product Development, Inc.
Term Loan, 6.25%, Maturing December 5, 2018		1,945	1,968,021
Prime Healthcare Services, Inc.
Term Loan, 7.50%, Maturing April 28, 2015		2,022	2,011,994
Radnet Management, Inc.
Term Loan, 5.75%, Maturing April 6, 2016		1,078	1,073,957
Select Medical Corporation
Term Loan, 5.50%, Maturing June 1, 2018		4,000	3,903,137
Sunrise Medical Holdings B.V.
Term Loan, 6.75%, Maturing May 13, 2014	EUR	237	303,885
TriZetto Group, Inc. (The)
Term Loan, 4.75%, Maturing May 2, 2018		1,464	1,462,794
Universal Health Services, Inc.
Term Loan, 3.75%, Maturing November 15, 2016		2,078	2,083,677
Valeant Pharmaceuticals International
Term Loan, 3.75%, Maturing February 8, 2019		1,000	999,592
Vanguard Health Holding Co. II, LLC
Term Loan, 5.00%, Maturing January 29, 2016		1,568	1,580,532
VWR Funding, Inc.
Term Loan, 2.74%, Maturing June 30, 2014		2,211	2,202,851

			$89,589,440

Home Furnishings — 0.7%

Hunter Fan Company
Term Loan, 2.74%, Maturing April 16, 2014		326	$305,669
National Bedding Company LLC
Term Loan, 4.00%, Maturing November 28, 2013		1,428	1,431,044
Term Loan - Second Lien, 5.25%, Maturing February 28, 2014		2,050	2,042,312

			$3,779,025

Industrial Equipment — 2.2%

Colfax Corporation
Term Loan, 4.50%, Maturing January 11, 2019		1,297	$1,302,528
Excelitas Technologies Corp.
Term Loan, 4.75%, Maturing November 23, 2016		985	975,150
Generac Power Systems
Term Loan, 3.75%, Maturing February 8, 2019		450	450,000
Grede LLC
Term Loan, 7.00%, Maturing April 3, 2017		825	820,875
Husky Injection Molding Systems Ltd
Term Loan, 6.55%, Maturing June 29, 2018		2,490	2,514,894

See Notes to Financial Statements.

Eaton Vance
Senior Floating-Rate Trust

April 30, 2012

Portfolio of Investments (Unaudited) — continued

		Principal
		Amount*
Borrower/Tranche Description		(000’s omitted)	Value

Industrial Equipment (continued)

Kion Group GMBH
Term Loan, 3.49%, Maturing December 23, 2014(4)		1,035	$953,634
Term Loan, 3.99%, Maturing December 23, 2015(4)		1,035	953,634
Manitowoc Company, Inc. (The)
Term Loan, 4.25%, Maturing November 13, 2017		560	560,950
MX USA, Inc.
Term Loan, Maturing April 28, 2017(3)		575	566,375
Schaeffler AG
Term Loan, 6.00%, Maturing January 27, 2017		1,150	1,157,187
Terex Corporation
Term Loan, 5.50%, Maturing April 28, 2017		697	703,465
Unifrax Corporation
Term Loan, 7.00%, Maturing November 28, 2018		374	378,972

			$11,337,664

Insurance — 4.2%

Alliant Holdings I, Inc.
Term Loan, 3.47%, Maturing August 21, 2014		2,333	$2,338,740
Applied Systems, Inc
Term Loan, 5.51%, Maturing December 8, 2016		1,334	1,334,333
Asurion LLC
Term Loan, 5.50%, Maturing May 24, 2018		6,798	6,819,654
Term Loan - Second Lien, 9.00%, Maturing May 24, 2019		1,600	1,629,800
CCC Information Services, Inc.
Term Loan, 5.50%, Maturing November 11, 2015		1,360	1,371,794
CNO Financial Group, Inc.
Term Loan, 6.25%, Maturing September 30, 2016		950	958,018
Hub International Limited
Term Loan, 2.97%, Maturing June 13, 2014		484	483,500
Term Loan, 2.97%, Maturing June 13, 2014		2,155	2,147,569
Term Loan, 6.75%, Maturing June 13, 2014		561	565,759
Towergate Finance, PLC
Term Loan, 6.50%, Maturing August 4, 2017	GBP	1,000	1,498,477
USI Holdings Corporation
Term Loan, 2.74%, Maturing May 5, 2014		2,960	2,913,075

			$22,060,719

Leisure Goods / Activities / Movies — 7.5%

Alpha D2 Limited
Term Loan, Maturing April 28, 2017(3)		2,000	$1,980,000
AMC Entertainment, Inc.
Term Loan, 3.49%, Maturing December 15, 2016		3,688	3,684,706
Term Loan, 4.25%, Maturing February 22, 2018		973	972,411
AMC Networks, Inc.
Term Loan, 4.00%, Maturing December 31, 2018		1,340	1,339,875
Bombardier Recreational Products, Inc.
Term Loan, 4.49%, Maturing June 28, 2016		2,810	2,812,723
Bright Horizons Family Solutions, Inc.
Term Loan, 4.24%, Maturing May 28, 2015		901	898,585
Cedar Fair, L.P.
Term Loan, 4.00%, Maturing December 15, 2017		1,930	1,937,408
Cinemark USA, Inc.
Term Loan, 3.57%, Maturing April 29, 2016		3,417	3,435,690
Clubcorp Club Operations, Inc.
Term Loan, 6.00%, Maturing November 30, 2016		2,632	2,647,701
Dave & Buster’s, Inc.
Term Loan, 5.50%, Maturing June 1, 2016		980	980,613
Fender Musical Instruments Corp.
Term Loan, 2.49%, Maturing June 9, 2014		272	267,643
Term Loan, 2.49%, Maturing June 9, 2014		536	527,063
Live Nation Entertainment, Inc.
Term Loan, 4.50%, Maturing November 7, 2016		2,254	2,257,757
Regal Cinemas, Inc.
Term Loan, 3.37%, Maturing August 23, 2017		4,345	4,349,527
Revolution Studios Distribution Company, LLC
Term Loan, 3.99%, Maturing December 21, 2014		841	639,289
Term Loan - Second Lien, 7.24%, Maturing June 21, 2015(5)		800	279,680
SeaWorld Parks & Entertainment, Inc.
Term Loan, 4.00%, Maturing August 17, 2017		650	651,950
Term Loan, 4.00%, Maturing August 17, 2017		1,741	1,746,060
Six Flags Theme Parks, Inc.
Term Loan, 4.25%, Maturing December 20, 2018		2,150	2,155,207
Town Sports International, Inc.
Term Loan, 7.00%, Maturing May 11, 2018		1,846	1,871,747
Zuffa LLC
Term Loan, 2.25%, Maturing June 19, 2015		3,882	3,771,632

			$39,207,267

Lodging and Casinos — 3.1%

Ameristar Casinos, Inc.
Term Loan, 4.00%, Maturing April 13, 2018		1,029	$1,035,571
Caesars Entertainment Operating Company
Term Loan, 9.50%, Maturing October 31, 2016		2,933	3,021,941
Term Loan, 5.49%, Maturing January 26, 2018		2,081	1,907,686
Gala Group LTD
Term Loan, 5.69%, Maturing May 30, 2018	GBP	2,625	3,649,497

See Notes to Financial Statements.

Eaton Vance
Senior Floating-Rate Trust

April 30, 2012

Portfolio of Investments (Unaudited) — continued

	Principal
	Amount*
Borrower/Tranche Description	(000’s omitted)	Value

Lodging and Casinos (continued)

Isle of Capri Casinos, Inc.
Term Loan, 4.75%, Maturing November 1, 2013	916	$921,760
Las Vegas Sands LLC
Term Loan, 2.85%, Maturing November 23, 2016	547	539,428
Term Loan, 2.85%, Maturing November 23, 2016	2,164	2,135,015
LodgeNet Entertainment Corporation
Term Loan, 6.50%, Maturing April 4, 2014	1,083	985,751
Penn National Gaming, Inc.
Term Loan, 3.75%, Maturing July 16, 2018	1,141	1,146,874
Pinnacle Entertainment, Inc.
Term Loan, 4.00%, Maturing March 19, 2019	575	576,527
Tropicana Entertainment, Inc.
Term Loan, 7.50%, Maturing March 16, 2018	350	349,344

		$16,269,394

Nonferrous Metals / Minerals — 2.3%

Fairmount Minerals LTD
Term Loan, 5.25%, Maturing March 15, 2017	4,790	$4,807,364
Noranda Aluminum Acquisition Corporation
Term Loan, 5.75%, Maturing February 24, 2019	1,025	1,035,250
Novelis, Inc.
Term Loan, 4.00%, Maturing March 10, 2017	672	672,994
Term Loan, 4.00%, Maturing March 10, 2017	2,024	2,028,501
Oxbow Carbon and Mineral Holdings LLC
Term Loan, 3.85%, Maturing May 8, 2016	2,541	2,557,178
Preferred Sands Holding Company, LLC
Term Loan, 7.50%, Maturing December 15, 2016	723	717,763

		$11,819,050

Oil and Gas — 4.6%

Buffalo Gulf Coast Terminals LLC
Term Loan, 7.50%, Maturing October 31, 2017	547	$547,250
CCS Corporation
Term Loan, 6.50%, Maturing October 17, 2014	549	553,202
Term Loan, 3.24%, Maturing November 14, 2014	997	974,954
Citgo Petroleum Corporation
Term Loan, 8.00%, Maturing June 24, 2015	196	198,322
Term Loan, 9.00%, Maturing June 23, 2017	2,530	2,580,536
Crestwood Holdings LLC
Term Loan, 9.75%, Maturing March 26, 2018	2,125	2,164,844
Energy Transfer Equity, L.P.
Term Loan, 3.75%, Maturing March 21, 2017	2,625	2,597,813
Frac Tech International LLC
Term Loan, 6.25%, Maturing May 6, 2016	5,542	5,352,667
Gibson Energy
Term Loan, 5.75%, Maturing June 15, 2018	3,059	3,082,861
MEG Energy Corp.
Term Loan, 4.00%, Maturing March 16, 2018	1,219	1,222,515
Obsidian Natural Gas Trust
Term Loan, 7.00%, Maturing November 2, 2015	3,092	3,130,342
Sheridan Production Partners I, LLC
Term Loan, 6.50%, Maturing April 20, 2017	105	105,703
Term Loan, 6.50%, Maturing April 20, 2017	173	173,055
Term Loan, 6.50%, Maturing April 20, 2017	1,302	1,305,999

		$23,990,063

Publishing — 5.1%

Ascend Learning
Term Loan, 7.00%, Maturing December 6, 2016	1,086	$1,092,594
Aster Zweite Beteiligungs GmbH
Term Loan, 5.72%, Maturing December 31, 2014	93	85,489
Term Loan, 5.72%, Maturing December 31, 2014	1,543	1,413,148
Term Loan, 5.72%, Maturing December 31, 2014	1,614	1,478,880
Cengage Learning Acquisitions, Inc.
Term Loan, 2.49%, Maturing July 3, 2014	987	905,469
GateHouse Media Operating, Inc.
Term Loan, 2.24%, Maturing August 28, 2014	858	260,454
Term Loan, 2.24%, Maturing August 28, 2014	2,046	620,933
Term Loan, 2.49%, Maturing August 28, 2014	665	201,673
Getty Images, Inc.
Term Loan, 4.22%, Maturing November 13, 2015	554	557,251
Term Loan, 5.25%, Maturing November 7, 2016	3,372	3,394,059
Instant Web, Inc.
Term Loan, 3.61%, Maturing August 7, 2014	165	149,687
Term Loan, 3.61%, Maturing August 7, 2014	1,587	1,435,939
Interactive Data Corp.
Term Loan, 4.50%, Maturing February 12, 2018	3,138	3,151,137
Lamar Media Corporation
Term Loan, 4.00%, Maturing December 30, 2016	553	555,999
Laureate Education, Inc.
Term Loan, 5.25%, Maturing August 15, 2018	5,813	5,746,933
Medianews Group
Term Loan, 8.50%, Maturing March 19, 2014	97	94,576
Merrill Communications, LLC
Term Loan, 7.75%, Maturing December 24, 2012	1,225	1,158,938
Nelson Education Ltd.
Term Loan, 2.97%, Maturing July 3, 2014	462	411,363

See Notes to Financial Statements.

Eaton Vance
Senior Floating-Rate Trust

April 30, 2012

Portfolio of Investments (Unaudited) — continued

		Principal
		Amount*
Borrower/Tranche Description		(000’s omitted)	Value

Publishing (continued)

Nielsen Finance LLC
Term Loan, 3.99%, Maturing May 2, 2016		1,953	$1,963,130
SGS International, Inc.
Term Loan, 3.74%, Maturing September 30, 2013		444	444,874
Source Interlink Companies, Inc.
Term Loan, 10.75%, Maturing June 18, 2013		891	859,595
Term Loan, 15.00%, Maturing March 18, 2014(4)(5)		694	414,717

			$26,396,838

Radio and Television — 3.5%

Clear Channel Communication
Term Loan, 3.89%, Maturing January 28, 2016		1,969	$1,588,769
Cumulus Media, Inc.
Term Loan, 5.75%, Maturing September 17, 2018		4,661	4,711,835
Entercom Radio, LLC
Term Loan, 6.28%, Maturing November 23, 2018		535	541,356
Foxco Acquisition Sub, LLC
Term Loan, 4.75%, Maturing July 14, 2015		492	494,471
Gray Television, Inc.
Term Loan, 3.75%, Maturing December 31, 2014		630	627,953
Hubbard Radio, LLC
Term Loan, 5.25%, Maturing April 28, 2017		929	935,661
LIN Television Corp.
Term Loan, 5.00%, Maturing December 21, 2018		599	602,241
Mission Broadcasting, Inc.
Term Loan, 5.00%, Maturing September 30, 2016		517	518,580
Nexstar Broadcasting, Inc.
Term Loan, 5.00%, Maturing September 30, 2016		809	811,139
Raycom TV Broadcasting, Inc.
Term Loan, 4.50%, Maturing May 31, 2017		868	864,095
Sinclair Television Group, Inc.
Term Loan, 4.00%, Maturing October 28, 2016		736	739,487
Univision Communications, Inc.
Term Loan, 4.49%, Maturing March 31, 2017		4,784	4,474,714
Weather Channel
Term Loan, 4.25%, Maturing February 13, 2017		1,112	1,118,949

			$18,029,250

Rail Industries — 0.2%

RailAmerica, Inc.
Term Loan, 4.00%, Maturing March 1, 2019		775	$778,391

			$778,391

Retailers (Except Food and Drug) — 5.8%

99 Cents Only Stores
Term Loan, 5.25%, Maturing January 11, 2019		1,499	$1,505,174
AMSCAN Holdings, Inc.
Term Loan, 6.75%, Maturing December 4, 2017		3,995	4,019,515
FTD, Inc.
Term Loan, 4.75%, Maturing June 11, 2018		1,265	1,255,947
Harbor Freight Tools USA, Inc.
Term Loan, 7.25%, Maturing December 22, 2017		5,238	5,282,003
J Crew Group, Inc.
Term Loan, 4.75%, Maturing March 7, 2018		2,083	2,067,120
Jo-Ann Stores, Inc.
Term Loan, 4.75%, Maturing March 19, 2018		1,944	1,943,662
Michaels Stores, Inc.
Term Loan, 5.00%, Maturing July 29, 2016		926	932,633

Neiman Marcus Group, Inc. (The)
Term Loan, 4.75%, Maturing May 16, 2018		3,050	3,056,991
Petco Animal Supplies, Inc.
Term Loan, 4.50%, Maturing November 24, 2017		2,215	2,220,666
Pilot Travel Centers LLC
Term Loan, 4.25%, Maturing March 30, 2018		1,773	1,781,888
Savers, Inc.
Term Loan, 4.25%, Maturing March 3, 2017		1,116	1,124,107
ServiceMaster Company
Term Loan, 2.74%, Maturing July 24, 2014		223	221,006
Term Loan, 2.80%, Maturing July 24, 2014		2,239	2,219,349
Visant Holding Corp.
Term Loan, 5.25%, Maturing December 22, 2016		1,319	1,302,808
Vivarte SA
Term Loan, 2.94%, Maturing March 9, 2015	EUR	29	31,784
Term Loan, 2.94%, Maturing March 9, 2015	EUR	62	69,493
Term Loan, 2.94%, Maturing March 9, 2015	EUR	347	386,252
Term Loan, 3.57%, Maturing March 8, 2016	EUR	18	20,471
Term Loan, 3.57%, Maturing March 8, 2016	EUR	71	79,190
Term Loan, 3.57%, Maturing March 8, 2016	EUR	440	490,223

			$30,010,282

Steel — 0.2%

JMC Steel Group, Inc.
Term Loan, 4.75%, Maturing April 3, 2017		693	$698,200
SunCoke Energy, Inc.
Term Loan, 4.00%, Maturing July 26, 2018		496	497,491

			$1,195,691

See Notes to Financial Statements.

Eaton Vance
Senior Floating-Rate Trust

April 30, 2012

Portfolio of Investments (Unaudited) — continued

		Principal
		Amount*
Borrower/Tranche Description		(000’s omitted)	Value

Surface Transport — 1.0%

Hertz Corporation (The)
Term Loan, 3.75%, Maturing March 9, 2018		3,490	$3,490,113
Swift Transportation Co., Inc.
Term Loan, 5.00%, Maturing December 21, 2017		1,905	1,925,140

			$5,415,253

Telecommunications — 6.0%

Alaska Communications Systems Holdings, Inc.
Term Loan, 5.50%, Maturing October 21, 2016		1,802	$1,665,221
Cellular South, Inc.
Term Loan, 4.50%, Maturing July 27, 2017		844	843,625
Crown Castle International Corporation
Term Loan, 4.00%, Maturing January 31, 2019		1,870	1,874,697
Intelsat Jackson Holdings S.A.
Term Loan, 5.25%, Maturing April 2, 2018		10,247	10,314,813
Macquarie UK Broadcast Limited
Term Loan, 3.19%, Maturing December 1, 2014	GBP	755	1,116,388
MetroPCS Wireless, Inc.
Term Loan, 4.00%, Maturing March 16, 2018		3,960	3,930,267
NTELOS Inc.
Term Loan, 4.00%, Maturing August 7, 2015		908	908,272
SBA Finance
Term Loan, 3.75%, Maturing June 29, 2018		943	943,464
Syniverse Technologies, Inc.
Term Loan, 5.00%, Maturing April 23, 2019		1,850	1,856,938
Telesat LLC
Term Loan, 4.25%, Maturing March 26, 2019		6,825	6,828,201
TowerCo Finance LLC
Term Loan, 4.50%, Maturing February 2, 2017		668	671,591
Windstream Corporation
Term Loan, 3.16%, Maturing December 17, 2015		321	321,831

			$31,275,308

Utilities — 3.4%

AES Corporation
Term Loan, 4.25%, Maturing June 1, 2018		2,574	$2,585,529
BRSP, LLC
Term Loan, 7.50%, Maturing June 4, 2014		757	764,650
Calpine Corporation
Term Loan, 4.50%, Maturing April 2, 2018		943	945,085
Term Loan, 4.50%, Maturing April 2, 2018		2,772	2,778,692
Dynegy Midwest Generation LLC
Term Loan, 9.25%, Maturing August 4, 2016		522	536,740
Dynegy Power, LLC
Term Loan, 9.25%, Maturing August 4, 2016		945	992,907
Equipower Resources Holdings LLC
Term Loan, 5.75%, Maturing January 26, 2018		530	499,535
Invenergy LLC
Term Loan, 9.00%, Maturing November 21, 2017		748	757,477
NRG Energy, Inc.
Term Loan, 4.00%, Maturing July 2, 2018		4,392	4,406,565
Texas Competitive Electric Holdings Company, LLC
Term Loan, 4.74%, Maturing October 10, 2017		5,832	3,210,006

			$17,477,186

Total Senior Floating-Rate Interests
(identified cost $757,718,744)			$755,159,893

Corporate Bonds & Notes — 9.0%

		Principal
		Amount*
Security		(000’s omitted)	Value

Automotive — 0.0%(7)

American Axle & Manufacturing Holdings, Inc., Sr. Notes
9.25%, 1/15/17(8)		104	$116,220

			$116,220

Brokers, Dealers and Investment Houses — 0.0%(7)

Alliance Data Systems Corp., Sr. Notes
6.375%, 4/1/20(8)		55	$56,513

			$56,513

Business Equipment and Services — 0.1%

ACCO Brands Corporation
6.75%, 4/30/20(8)		200	$208,000
Brocade Communications Systems, Inc., Sr. Notes
6.625%, 1/15/18		30	31,650
6.875%, 1/15/20		30	32,925
Education Management, LLC, Sr. Notes
8.75%, 6/1/14		280	273,700
Lawson Software, Inc., Sr. Notes
9.375%, 4/1/19(8)		60	63,000

			$609,275

See Notes to Financial Statements.

Eaton Vance
Senior Floating-Rate Trust

April 30, 2012

Portfolio of Investments (Unaudited) — continued

		Principal
		Amount*
Security		(000’s omitted)	Value

Chemicals and Plastics — 1.3%

Hexion US Finance Corp., Sr. Notes
6.625%, 4/15/20(8)		2,000	$2,100,000
Ineos US Finance PLC
7.50%, 5/1/20(8)		800	800,000
Ineos US Finance PLC, Sr. Notes
7.25%, 2/15/19(8)	EUR	1,000	1,330,319
8.375%, 2/15/19(8)		1,825	1,961,875
LyondellBasell Industries N.V., Sr. Notes
5.00%, 4/15/19(8)		225	233,437
5.75%, 4/15/24(8)		200	207,500

			$6,633,131

Containers and Glass Products — 0.4%

Berry Plastics Corp., Sr. Notes
5.217%, 2/15/15(9)		2,000	$2,010,000

			$2,010,000

Cosmetics / Toiletries — 0.3%

Revlon Consumer Products Corp.
9.75%, 11/15/15		1,415	$1,533,506

			$1,533,506

Ecological Services and Equipment — 0.1%

Environmental Systems Product Holdings, Inc., Jr. Notes
18.00%, 3/31/15(5)(8)		373	$316,097

			$316,097

Equipment Leasing — 0.4%

Aircastle, Ltd., Sr. Notes
6.75%, 4/15/17(8)		50	$50,750
7.625%, 4/15/20(8)		25	25,500
International Lease Finance Corp., Sr. Notes
5.65%, 6/1/14		1,000	1,027,500
6.75%, 9/1/16(8)		350	379,750
7.125%, 9/1/18(8)		350	386,750

			$1,870,250

Financial Intermediaries — 1.1%

Ally Financial, Inc.
2.688%, 12/1/14(9)		55	$52,214
First Data Corp., Sr. Notes
7.375%, 6/15/19(8)		1,000	1,027,500
Ford Motor Credit Co., LLC, Sr. Notes
12.00%, 5/15/15		2,250	2,851,875
8.00%, 12/15/16		175	209,430
UPCB Finance II, Ltd., Sr. Notes
6.375%, 7/1/20(8)	EUR	1,000	1,297,226

			$5,438,245

Food Products — 0.0%(7)

Constellation Brands, Inc.
6.00%, 5/1/22		105	$110,775

			$110,775

Health Care — 0.0%(7)

Accellent, Inc., Sr. Notes
8.375%, 2/1/17		135	$136,856
USPI Finance Corp.
9.00%, 4/1/20(8)		60	63,150

			$200,006

Industrial Equipment — 0.2%

Terex Corp., Sr. Notes
10.875%, 6/1/16		1,000	$1,137,500

			$1,137,500

Insurance — 0.0%(7)

Alliant Holdings I, Inc.
11.00%, 5/1/15(8)		40	$41,950

			$41,950

Leisure Goods / Activities / Movies — 0.2%

AMC Entertainment, Inc., Sr. Notes
8.75%, 6/1/19		110	$117,837
National CineMedia, LLC, Sr. Notes
6.00%, 4/15/22(8)		790	807,775
Royal Caribbean Cruises, Sr. Notes
7.00%, 6/15/13		95	99,750
6.875%, 12/1/13		35	37,188
7.25%, 6/15/16		25	26,938
7.25%, 3/15/18		50	53,625
Seven Seas Cruises, S de RL, LLC
9.125%, 5/15/19(8)		20	20,550

			$1,163,663

See Notes to Financial Statements.

Eaton Vance
Senior Floating-Rate Trust

April 30, 2012

Portfolio of Investments (Unaudited) — continued

	Principal
	Amount*
Security	(000’s omitted)	Value

Lodging and Casinos — 1.2%

Buffalo Thunder Development Authority
9.375%, 12/15/14(6)(8)	480	$181,200
Caesars Entertainment Operating Co., Sr. Notes
8.50%, 2/15/20(8)	2,100	2,168,250
Harrah’s Operating Co., Inc., Sr. Notes
11.25%, 6/1/17	1,500	1,665,000
Inn of the Mountain Gods Resort & Casino, Sr. Notes
8.75%, 11/30/20(8)	93	91,373
Mohegan Tribal Gaming Authority
10.50%, 12/15/16(8)	140	121,800
11.00%, 9/15/18(8)	445	314,837
Peninsula Gaming, LLC
10.75%, 8/15/17	1,000	1,107,500
Tunica-Biloxi Gaming Authority, Sr. Notes
9.00%, 11/15/15(8)	310	306,125
Waterford Gaming, LLC, Sr. Notes
8.625%, 9/15/14(5)(8)	191	110,550

		$6,066,635

Nonferrous Metals / Minerals — 0.3%

Cloud Peak Energy Resources, LLC/Cloud Peak Energy Finance Corp.
8.25%, 12/15/17(8)	1,000	$1,015,000
8.50%, 12/15/19	335	342,537
FMG Resources PTY, Ltd., Sr. Notes
7.00%, 11/1/15(8)	40	41,600
New Gold, Inc.
7.00%, 4/15/20(8)	40	41,000

		$1,440,137

Oil and Gas — 0.2%

Chaparral Energy, Inc.
7.625%, 11/15/22(8)	65	$66,463
Everest Acquisition, LLC, Sr. Notes
6.875%, 5/1/19(8)	290	304,862
9.375%, 5/1/20(8)	210	223,912
Laredo Petroleum, Inc., Sr. Notes
7.375%, 5/1/22(8)	55	57,063
Petroleum Development Corp., Sr. Notes
12.00%, 2/15/18	115	124,775
Quicksilver Resources, Inc., Sr. Notes
11.75%, 1/1/16	125	132,188
SESI, LLC, Sr. Notes
6.875%, 6/1/14	60	60,450

		$969,713

Publishing — 0.2%

Laureate Education, Inc.
10.00%, 8/15/15(8)	1,160	$1,209,300

		$1,209,300

Radio and Television — 0.3%

Entravision Communications Corp., Sr. Notes
8.75%, 8/1/17(8)	1,000	$1,060,000
XM Satellite Radio Holdings, Inc.
13.00%, 8/1/14(8)	485	551,081

		$1,611,081

Rail Industries — 0.1%

American Railcar Industry, Sr. Notes
7.50%, 3/1/14	175	$178,063
Kansas City Southern Mexico, Sr. Notes
8.00%, 2/1/18	500	561,250

		$739,313

Retailers (Except Food and Drug) — 0.2%

Amscan Holdings, Inc., Sr. Sub. Notes
8.75%, 5/1/14	400	$402,504
HD Supply, Inc.
11.00%, 4/15/20(8)	160	172,000
HD Supply, Inc., Sr. Notes
8.125%, 4/15/19(8)	110	118,388
Michaels Stores, Inc.
7.75%, 11/1/18	140	148,050
Toys “R” Us
10.75%, 7/15/17	40	44,200
Toys “R” Us, Sr. Notes
7.875%, 4/15/13	205	211,150

		$1,096,292

Steel — 0.0%

RathGibson, Inc., Sr. Notes
11.25%, 2/15/14(5)(6)	445	$0

		$0

See Notes to Financial Statements.

Eaton Vance
Senior Floating-Rate Trust

April 30, 2012

Portfolio of Investments (Unaudited) — continued

	Principal
	Amount*
Security	(000’s omitted)	Value

Telecommunications — 0.7%

Avaya, Inc., Sr. Notes
9.75%, 11/1/15	840	$836,850
Digicel Group, Ltd., Sr. Notes
8.875%, 1/15/15(8)	815	823,150
Hughes Satellite Systems Corp., Sr. Notes
6.50%, 6/15/19	1,000	1,075,000
Intelsat Bermuda, Ltd.
11.25%, 6/15/16	210	221,288
Intelsat Jackson Holdings S.A.
7.25%, 10/15/20(8)	160	167,600
Telesat Canada/Telesat, LLC, Sr. Notes
11.00%, 11/1/15	405	432,337

		$3,556,225

Utilities — 1.7%

Calpine Corp., Sr. Notes
7.50%, 2/15/21(8)	4,725	$5,079,375
7.875%, 1/15/23(8)	3,350	3,626,375
Reliant Energy, Inc., Sr. Notes
7.625%, 6/15/14	20	20,500

		$8,726,250

Total Corporate Bonds & Notes
(identified cost $44,750,539)		$46,652,077

Asset-Backed Securities — 1.1%

	Principal
	Amount
Security	(000’s omitted)	Value

Alzette European CLO SA, Series 2004-1A, Class E2, 6.974%, 12/15/20(9)	$343	$287,915
Avalon Capital Ltd. 3, Series 1A, Class D, 2.442%, 2/24/19(8)(9)	589	463,074
Babson Ltd., Series 2005-1A, Class C1, 2.417%, 4/15/19(8)(9)	753	545,466
Carlyle High Yield Partners, Series 2004-6A, Class C, 2.96%, 8/11/16(8)(9)	1,000	886,124
Centurion CDO 8 Ltd., Series 2005-8A, Class D, 5.975%, 3/8/17(9)	985	846,621
Centurion CDO 9 Ltd., Series 2005-9A, Class D1, 5.216%, 7/17/19(9)	750	570,533
Comstock Funding Ltd., Series 2006-1A, Class D, 4.739%, 5/30/20(8)(9)	692	510,188
First CLO Ltd., Series 2004-1A1, Class C, 2.766%, 7/27/16(8)(9)	1,000	941,705
Schiller Park CLO Ltd., Series 2007-1A, Class D, 2.81%, 4/25/21(8)(9)	1,000	740,222

Total Asset-Backed Securities
(identified cost $6,934,266)		$5,791,848

Common Stocks — 1.4%

Security	Shares	Value

Air Transport — 0.0%(7)

Delta Air Lines, Inc.(10)	3,971	$43,522

		$43,522

Automotive — 0.1%

Dayco Products, LLC(10)(11)	18,702	$659,245

		$659,245

Building and Development — 0.1%

Panolam Industries International, Inc.(5)(10)(12)	253	$412,416
United Subcontractors, Inc.(5)(10)(11)	508	36,254

		$448,670

Diversified Manufacturing — 0.0%(7)

MEGA Brands, Inc.(10)	16,150	$99,562

		$99,562

Ecological Services and Equipment — 0.1%

Environmental Systems Products Holdings, Inc.(5)(10)(12)	6,211	$565,201

		$565,201

Financial Intermediaries — 0.0%(7)

RTS Investor Corp.(5)(10)(11)	78	$6,219

		$6,219

Food Service — 0.0%

Buffets, Inc.(5)(10)	23,029	$0

		$0

Leisure Goods / Activities / Movies — 0.3%

Metro-Goldwyn-Mayer Holdings, Inc.(10)(11)	50,438	$1,377,527

		$1,377,527

See Notes to Financial Statements.

Eaton Vance
Senior Floating-Rate Trust

April 30, 2012

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Lodging and Casinos — 0.1%

Greektown Superholdings, Inc.(10)	71	$3,657
Tropicana Entertainment, Inc.(5)(10)(11)	35,670	526,132

		$529,789

Nonferrous Metals / Minerals — 0.0%(7)

Euramax International, Inc.(5)(10)(11)	701	$210,360

		$210,360

Oil and Gas — 0.0%(7)

SemGroup Corp.(10)	1,397	$44,425

		$44,425

Publishing — 0.7%

Ion Media Networks, Inc.(5)(10)(11)	3,990	$3,192,000
MediaNews Group, Inc.(5)(10)(11)	10,718	214,465
Source Interlink Companies, Inc.(5)(10)(11)	2,290	0
SuperMedia, Inc.(10)(11)	9,554	16,433

		$3,422,898

Total Common Stocks
(identified cost $4,137,579)		$7,407,418

Preferred Stocks — 0.0%(7)

Security	Shares	Value

Ecological Services and Equipment — 0.0%(7)

Environmental Systems Products Holdings, Inc., Series A(5)(10)(12)	1,422	$89,586

Total Preferred Stocks
(identified cost $24,885)		$89,586

Warrants — 0.0%(7)

Security	Shares	Value

Oil and Gas — 0.0%(7)

SemGroup Corp., Expires 11/30/14(10)	1,470	$13,046

		$13,046

Publishing — 0.0%

Reader’s Digest Association, Inc. (The), Expires 2/14/19(5)(10)(11)	1,450	$0

		$0

Retailers (Except Food and Drug) — 0.0%

Oriental Trading Co., Inc., Expires 2/11/16(5)(10)(11)	6,134	$0
Oriental Trading Co., Inc., Expires 2/11/16(5)(10)(11)	6,730	0

		$0

Total Warrants
(identified cost $15)		$13,046

Short-Term Investments — 6.3%

	Interest/
	Principal
	Amount
Description	(000’s omitted)	Value

Eaton Vance Cash Reserves Fund, LLC, 0.09%(13)	$18,590	$18,590,226
State Street Bank and Trust Euro Time Deposit, 0.01%, 5/1/12	13,960	13,960,470

Total Short-Term Investments
(identified cost $32,550,696)		$32,550,696

Total Investments — 162.9%
(identified cost $846,116,724)		$847,664,564

Less Unfunded Loan Commitments — (0.1)%		$(581,885)

Net Investments — 162.8%
(identified cost $845,534,839)		$847,082,679

Other Assets, Less Liabilities — (37.6)%		$(195,357,971)

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (25.2)%		$(131,303,158)

Net Assets Applicable to Common Shares — 100.0%		$520,421,550

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

EUR	- Euro
GBP	- British Pound Sterling

*	In U.S. dollars unless otherwise indicated.

(1)	Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which

See Notes to Financial Statements.

Eaton Vance
Senior Floating-Rate Trust

April 30, 2012

Portfolio of Investments (Unaudited) — continued

are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)	Unfunded or partially unfunded loan commitments. See Note 1G for description.

(3)	This Senior Loan will settle after April 30, 2012, at which time the interest rate will be determined.

(4)	Represents a payment-in-kind security which may pay all or a portion of interest in additional par.

(5)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 14).

(6)	Currently the issuer is in default with respect to interest payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(7)	Amount is less than 0.05%.

(8)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At April 30, 2012, the aggregate value of these securities is $33,431,945 or 6.4% of the Trust’s net assets applicable to common shares.

(9)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2012.

(10)	Non-income producing security.

(11)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(12)	Restricted security (see Note 8).

(13)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2012.

See Notes to Financial Statements.

Eaton Vance
Senior Floating-Rate Trust

April 30, 2012

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2012

Unaffiliated investments, at value (identified cost, $826,944,613)	$828,492,453
Affiliated investment, at value (identified cost, $18,590,226)	18,590,226
Foreign currency, at value (identified cost, $2,833)	2,832
Interest	4,291,079
Interest receivable from affiliated investment	1,140
Receivable for investments sold	2,594,277
Receivable for open forward foreign currency exchange contracts	148,945
Tax reclaims receivable	11,197
Prepaid expenses	30,192
Other assets	10,281

Total assets	$854,172,622

Liabilities

Notes payable	$175,000,000
Payable for investments purchased	16,399,130
Payable for open forward foreign currency exchange contracts	225,238
Due to custodian	9,999,974
Payable to affiliates:
Investment adviser fee	502,369
Trustees’ fees	2,727
Accrued expenses	318,476

Total liabilities	$202,447,914

Auction preferred shares (5,252 shares outstanding) at liquidation value plus cumulative unpaid dividends	$131,303,158

Net assets applicable to common shares	$520,421,550

Sources of Net Assets

Common shares, $0.01 par value, unlimited number of shares authorized, 33,778,557 shares issued and outstanding	$337,786
Additional paid-in capital	637,645,679
Accumulated net realized loss	(119,906,491)
Accumulated undistributed net investment income	950,747
Net unrealized appreciation	1,393,829

Net assets applicable to common shares	$520,421,550

Net Asset Value Per Common Share

($520,421,550 ÷ 33,778,557 common shares issued and outstanding)	$15.41

See Notes to Financial Statements.

Eaton Vance
Senior Floating-Rate Trust

April 30, 2012

Statement of Operations (Unaudited)

Six Months Ended
Investment Income	April 30, 2012

Interest and other income	$22,306,512
Interest income allocated from affiliated investment	7,283
Expenses allocated from affiliated investment	(1,186)

Total investment income	$22,312,609

Expenses

Investment adviser fee	$3,010,563
Trustees’ fees and expenses	16,915
Custodian fee	181,062
Transfer and dividend disbursing agent fees	9,316
Legal and accounting services	68,863
Printing and postage	48,535
Interest expense and fees	1,087,072
Preferred shares service fee	99,683
Miscellaneous	78,002

Total expenses	$4,600,011

Deduct —
Reduction of investment adviser fee	$29,525
Reduction of custodian fee	6

Total expense reductions	$29,531

Net expenses	$4,570,480

Net investment income	$17,742,129

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$2,757,340
Investment transactions allocated from affiliated investment	134
Foreign currency and forward foreign currency exchange contract transactions	1,644,180

Net realized gain	$4,401,654

Change in unrealized appreciation (depreciation) —
Investments	$12,689,047
Foreign currency and forward foreign currency exchange contracts	(531,961)

Net change in unrealized appreciation (depreciation)	$12,157,086

Net realized and unrealized gain	$16,558,740

Distributions to preferred shareholders

From net investment income	$(99,808)

Net increase in net assets from operations	$34,201,061

See Notes to Financial Statements.

Eaton Vance
Senior Floating-Rate Trust

April 30, 2012

Statements of Changes in Net Assets

	Six Months Ended
	April 30, 2012	Year Ended
Increase (Decrease) in Net Assets	(Unaudited)	October 31, 2011

From operations —
Net investment income	$17,742,129	$34,231,038
Net realized gain (loss) from investment, foreign currency and forward foreign currency exchange contract transactions	4,401,654	(2,200,051)
Net change in unrealized appreciation (depreciation) from investments, foreign currency and forward foreign currency exchange contracts	12,157,086	1,468,163
Distributions to preferred shareholders —
From net investment income	(99,808)	(291,157)

Net increase in net assets from operations	$34,201,061	$33,207,993

Distributions to common shareholders —
From net investment income	$(17,325,423)	$(35,840,010)

Total distributions to common shareholders	$(17,325,423)	$(35,840,010)

Capital share transactions —
Reinvestment of distributions to common shareholders	$163,366	$817,192

Net increase in net assets from capital share transactions	$163,366	$817,192

Net increase (decrease) in net assets	$17,039,004	$(1,814,825)

Net Assets Applicable to Common Shares

At beginning of period	$503,382,546	$505,197,371

At end of period	$520,421,550	$503,382,546

Accumulated undistributed net investment income included in net assets applicable to common shares

At end of period	$950,747	$633,849

See Notes to Financial Statements.

Eaton Vance
Senior Floating-Rate Trust

April 30, 2012

Statement of Cash Flows (Unaudited)

Six Months Ended
Cash Flows From Operating Activities	April 30, 2012

Net increase in net assets from operations	$34,201,061
Distributions to preferred shareholders	99,808

Net increase in net assets from operations excluding distributions to preferred shareholders	$34,300,869
Adjustments to reconcile net increase in net assets from operations to net cash used in operating activities:
Investments purchased	(181,347,317)
Investments sold and principal repayments	173,173,775
Increase in short-term investments, net	(21,350,447)
Net amortization/accretion of premium (discount)	(2,142,945)
Decrease in restricted cash	780,000
Increase in interest receivable	(367,399)
Increase in interest receivable from affiliated investment	(293)
Decrease in receivable for investments sold	5,376,087
Decrease in receivable for open forward foreign currency exchange contracts	730,056
Increase in tax reclaims receivable	(11,197)
Increase in prepaid expenses	(3,314)
Decrease in payable for investments purchased	(1,081,620)
Decrease in payable for open forward foreign currency exchange contracts	(378,064)
Increase in payable to affiliate for investment adviser fee	35,394
Increase in payable to affiliate for Trustees’ fees	558
Decrease in accrued expenses	(88,199)
Increase in unfunded loan commitments	219,324
Net change in unrealized (appreciation) depreciation from investments	(12,689,047)
Net realized gain from investments	(2,757,340)

Net cash used in operating activities	$(7,601,119)

Cash Flows From Financing Activities

Distributions paid to common shareholders, net of reinvestments	$(17,162,057)
Cash distributions to preferred shareholders	(105,710)
Proceeds from notes payable	10,000,000
Increase in due to custodian	9,999,974

Net cash provided by financing activities	$2,732,207

Net decrease in cash*	$(4,868,912)

Cash at beginning of period(1)	$4,871,744

Cash at end of period(1)	$2,832

Supplemental disclosure of cash flow information:

Noncash financing activities not included herein consist of:
Reinvestment of dividends and distributions	$163,366
Cash paid for interest and fees on borrowings	$1,123,111

*	Includes net change in unrealized appreciation (depreciation) on foreign currency of $(48,826).
(1)	Balance includes foreign currency, at value.

See Notes to Financial Statements.

Eaton Vance
Senior Floating-Rate Trust

April 30, 2012

Financial Highlights
Selected data for a common share outstanding during the periods stated

	Six Months Ended		Year Ended October 31,
	April 30, 2012
	(Unaudited)		2011	2010	2009	2008	2007

Net asset value — Beginning of period (Common shares)	$14.910		$14.980	$13.700	$10.190	$17.800	$18.690

Income (Loss) From Operations

Net investment income(1)	$0.525		$1.014	$1.025	$0.978	$1.665	$2.177
Net realized and unrealized gain (loss)	0.491		(0.013)	1.374	3.423	(7.647)	(0.861)
Distributions to preferred shareholders
From net investment income(1)	(0.003)		(0.009)	(0.011)	(0.028)	(0.367)	(0.634)

Total income (loss) from operations	$1.013		$0.992	$2.388	$4.373	$(6.349)	$0.682

Less Distributions to Common Shareholders

From net investment income	$(0.513)		$(1.062)	$(1.108)	$(0.863)	$(1.142)	$(1.542)
Tax return of capital	—		—	—	—	(0.119)	(0.030)

Total distributions to common shareholders	$(0.513)		$(1.062)	$(1.108)	$(0.863)	$(1.261)	$(1.572)

Net asset value — End of period (Common shares)	$15.410		$14.910	$14.980	$13.700	$10.190	$17.800

Market value — End of period (Common shares)	$15.640		$14.550	$15.640	$12.980	$9.480	$16.200

Total Investment Return on Net Asset Value(2)	6.95	%(3)	6.69%	17.93%	46.90%	(37.33)%	3.93%

Total Investment Return on Market Value(2)	11.23	%(3)	(0.28)%	29.96%	49.61%	(35.90)%	(3.13)%

See Notes to Financial Statements.

Eaton Vance
Senior Floating-Rate Trust

April 30, 2012

Financial Highlights — continued
Selected data for a common share outstanding during the periods stated

Six Months Ended	Year Ended October 31,
April 30, 2012
Ratios/Supplemental Data	(Unaudited)	2011	2010	2009	2008	2007

Net assets applicable to common shares, end of period (000’s omitted)	$520,422	$503,383	$505,197	$460,700	$342,457	$598,214
Ratios (as a percentage of average daily net assets applicable to common shares):(4)
Expenses excluding interest and fees(5)	1.38	%(6)	1.29%	1.22%	1.21%	1.18%	1.18%
Interest and fee expense(7)	0.43	%(6)	0.44%	0.49%	1.15%	0.99%	—
Total expenses	1.81	%(6)	1.73%	1.71%	2.36%	2.17%	1.18%
Net investment income	7.01	%(6)	6.69%	7.11%	9.21%	10.66%	11.79%
Portfolio Turnover	22	%(3)	49%	36%	42%	21%	58%

The ratios reported above are based on net assets applicable solely to common shares. The ratios based on net assets, including amounts related to preferred shares and borrowings, are as follows:
Ratios (as a percentage of average daily net assets applicable to common shares plus preferred shares and borrowings):(4)
Expenses excluding interest and fees(5)	0.87	%(6)	0.83%	0.77%	0.74%	0.68%	0.72%
Interest and fee expense(7)	0.27	%(6)	0.28%	0.31%	0.70%	0.57%	—
Total expenses	1.14	%(6)	1.11%	1.08%	1.44%	1.25%	0.72%
Net investment income	4.43	%(6)	4.28%	4.50%	5.63%	6.12%	7.21%

Senior Securities:
Total notes payable outstanding (in 000’s)	$175,000	$165,000	$150,000	$150,000	$154,200	$—
Asset coverage per $1,000 of notes payable(8)	$4,724	$4,847	$5,243	$4,947	$4,074	$—
Total preferred shares outstanding	5,252	5,252	5,252	5,252	5,252	15,760
Asset coverage per preferred share	$67,477	(9)	$67,473	(9)	$69,900	(9)	$65,945	(9)	$55,060	(9)	$63,001	(10)
Involuntary liquidation preference per preferred share(11)	$25,000	$25,000	$25,000	$25,000	$25,000	$25,000
Approximate market value per preferred share(11)	$25,000	$25,000	$25,000	$25,000	$25,000	$25,000

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested.
(3)	Not annualized.
(4)	Ratios do not reflect the effect of dividend payments to preferred shareholders.
(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(6)	Annualized.
(7)	Interest and fee expense relates to the notes payable incurred to partially redeem the Trust’s APS (see Note 11).
(8)	Calculated by subtracting the Trust’s total liabilities (not including the notes payable and preferred shares) from the Trust’s total assets, and dividing the result by the notes payable balance in thousands.
(9)	Calculated by subtracting the Trust’s total liabilities (not including the notes payable and preferred shares) from the Trust’s total assets, dividing the result by the sum of the value of the notes payable and liquidation value of preferred shares, and multiplying the result by the liquidation value of one preferred share. Such amount equates to 270% at April 30, 2012, and 270%, 280%, 264% and 220% at October 31, 2011, 2010, 2009 and 2008, respectively.
(10)	Calculated by subtracting the Trust’s total liabilities (not including the preferred shares) from the Trust’s total assets, and dividing the result by the number of preferred shares outstanding.
(11)	Plus accumulated and unpaid dividends.

See Notes to Financial Statements.

Eaton Vance
Senior Floating-Rate Trust

April 30, 2012

Notes to Financial Statements (Unaudited)

1 Significant Accounting Policies

Eaton Vance Senior Floating-Rate Trust (the Trust) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, closed-end management investment company. The Trust’s primary investment objective is to provide a high level of current income. The Trust may, as a secondary objective, also seek preservation of capital to the extent consistent with its primary objective.

The following is a summary of significant accounting policies of the Trust. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuation — Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Trust based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Trust. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Trust. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.

Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Trust’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Trust in a manner that fairly reflects the security’s value, or the amount that the Trust might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Trust may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

Eaton Vance
Senior Floating-Rate Trust

April 30, 2012

Notes to Financial Statements (Unaudited) — continued

B Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.

D Federal Taxes — The Trust’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

At October 31, 2011, the Trust, for federal income tax purposes, had a capital loss carryforward of $123,862,786 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Trust of any liability for federal income or excise tax. Such capital loss carryforward will expire on October 31, 2012 ($5,860,075), October 31, 2013 ($4,807,956), October 31, 2014 ($1,142,602), October 31, 2015 ($2,782,217), October 31, 2016 ($63,478,422), October 31, 2017 ($33,311,438), October 31, 2018 ($11,668,372) and October 31, 2019 ($811,704).

As of April 30, 2012, the Trust had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Trust files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Trust. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Trust maintains with SSBT. All credit balances, if any, used to reduce the Trust’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G Unfunded Loan Commitments — The Trust may enter into certain credit agreements all or a portion of which may be unfunded. The Trust is obligated to fund these commitments at the borrower’s discretion. These commitments are disclosed in the accompanying Portfolio of Investments. At April 30, 2012, the Trust had sufficient cash and/or securities to cover these commitments.

H Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

I Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Trust. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Trust shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Trust shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Trust enters into agreements with service providers that may contain indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.

J Forward Foreign Currency Exchange Contracts — The Trust may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed or offset by another contract with the same broker for the same settlement date and currency. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

K Statement of Cash Flows — The cash amount shown in the Statement of Cash Flows of the Trust is the amount included in the Trust’s Statement of Assets and Liabilities and represents the cash on hand at its custodian and does not include any short-term investments.

L Interim Financial Statements — The interim financial statements relating to April 30, 2012 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Trust’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

Eaton Vance
Senior Floating-Rate Trust

April 30, 2012

Notes to Financial Statements (Unaudited) — continued

2 Auction Preferred Shares

The Trust issued Auction Preferred Shares (APS) on January 26, 2004 in a public offering. The underwriting discount and other offering costs incurred in connection with the offering were recorded as a reduction of the paid-in capital of the common shares. Dividends on the APS, which accrue daily, are cumulative at rates which are reset weekly for Series A and Series B, and approximately monthly for Series C and Series D by an auction, unless a special dividend period has been set. Series of APS are identical in all respects except for the reset dates of the dividend rates. If the APS auctions do not successfully clear, the dividend payment rate over the next period for the APS holders is set at a specified maximum applicable rate until such time as the APS auctions are successful. Auctions have not cleared since February 13, 2008 and the rate since that date has been the maximum applicable rate (see Note 3). The maximum applicable rate on the APS is 150% of the “AA” Financial Composite Commercial Paper Rate at the date of the auction.

The number of APS issued and outstanding as of April 30, 2012 is as follows:

APS Issued and
Outstanding

Series A	1,313
Series B	1,313
Series C	1,313
Series D	1,313

The APS are redeemable at the option of the Trust at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends, on any dividend payment date. The APS are also subject to mandatory redemption at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends, if the Trust is in default for an extended period on its asset maintenance requirements with respect to the APS. If the dividends on the APS remain unpaid in an amount equal to two full years’ dividends, the holders of the APS as a class have the right to elect a majority of the Board of Trustees. In general, the holders of the APS and the common shares have equal voting rights of one vote per share, except that the holders of the APS, as a separate class, have the right to elect at least two members of the Board of Trustees. The APS have a liquidation preference of $25,000 per share, plus accumulated and unpaid dividends. The Trust is required to maintain certain asset coverage with respect to the APS as defined in the Trust’s By-Laws and the 1940 Act. The Trust pays an annual fee up to 0.15% of the liquidation value of the APS to broker/dealers as a service fee if the auctions are unsuccessful; otherwise, the annual fee is 0.25%.

3 Distributions to Shareholders

The Trust intends to make monthly distributions of net investment income to common shareholders, after payment of any dividends on any outstanding APS. In addition, at least annually, the Trust intends to distribute all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years, if any). Distributions to common shareholders are recorded on the ex-dividend date. Distributions to preferred shareholders are recorded daily and are payable at the end of each dividend period. The dividend rates for the APS at April 30, 2012, and the amount of dividends accrued (including capital gains, if any) to APS shareholders, average APS dividend rates (annualized), and dividend rate ranges for the six months then ended were as follows:

	APS Dividend	Dividends	Average APS	Dividend
	Rates at	Accrued to APS	Dividend	Rate
	April 30, 2012	Shareholders	Rates	Ranges (%)

Series A	0.11%	$22,689	0.14%	0.05–0.75
Series B	0.11	22,688	0.14	0.05–0.75
Series C	0.09	33,856	0.21	0.05–0.50
Series D	0.11	20,575	0.13	0.05–0.21

Beginning February 13, 2008 and consistent with the patterns in the broader market for auction-rate securities, the Trust’s APS auctions were unsuccessful in clearing due to an imbalance of sell orders over bids to buy the APS. As a result, the dividend rates of the APS were reset to the maximum applicable rate. The table above reflects such maximum dividend rate for each series as of April 30, 2012.

The Trust distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

Eaton Vance
Senior Floating-Rate Trust

April 30, 2012

Notes to Financial Statements (Unaudited) — continued

4 Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by EVM as compensation for management and investment advisory services rendered to the Trust. The fee is computed at an annual rate of 0.75% of the Trust’s average daily gross assets and is payable monthly. Gross assets as referred to herein represent net assets plus obligations attributable to investment leverage. The Trust invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. For the six months ended April 30, 2012, the Trust’s investment adviser fee amounted to $3,010,563. EVM also serves as administrator of the Trust, but receives no compensation.

In addition, EVM has contractually agreed to reimburse the Trust for fees and other expenses at an annual rate of 0.20% of the Trust’s average daily gross assets during the first five full years of the Trust’s operations, 0.15% of the Trust’s average daily gross assets in year six, 0.10% in year seven and 0.05% in year eight. The Trust concluded its first eight full years of operations on November 28, 2011. Pursuant to this agreement, EVM waived $29,525 of its investment adviser fee for the six months ended April 30, 2012.

Except for Trustees of the Trust who are not members of EVM’s organization, officers and Trustees receive remuneration for their services to the Trust out of the investment adviser fee. Trustees of the Trust who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2012, no significant amounts have been deferred. Certain officers and Trustees of the Trust are officers of EVM.

5 Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities, paydowns and principal repayments on Senior Loans, aggregated $181,347,317 and $173,173,775, respectively, for the six months ended April 30, 2012.

6 Common Shares of Beneficial Interest

The Trust may issue common shares pursuant to its dividend reinvestment plan. Common shares issued pursuant to the Trust’s dividend reinvestment plan for the six months ended April 30, 2012 and the year ended October 31, 2011 were 10,866 and 51,827, respectively.

7 Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Trust at April 30, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$846,083,726

Gross unrealized appreciation	$16,509,288
Gross unrealized depreciation	(15,510,335)

Net unrealized appreciation	$998,953

Eaton Vance
Senior Floating-Rate Trust

April 30, 2012

Notes to Financial Statements (Unaudited) — continued

8 Restricted Securities

At April 30, 2012, the Trust owned the following securities (representing 0.2% of net assets applicable to common shares) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Trust has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

	Date of
Description	Acquisition	Shares	Cost	Value

Common Stocks
Environmental Systems Products Holdings, Inc.	10/25/07	6,211	$0	$565,201
Panolam Industries International, Inc.	12/30/09	253	139,024	412,416

Total Common Stocks			$139,024	$977,617

Preferred Stocks

Environmental Systems Products Holdings, Inc., Series A	10/25/07	1,422	$24,885	$89,586

Total Restricted Securities			$163,909	$1,067,203

9 Financial Instruments

The Trust may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Trust has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at April 30, 2012 is as follows:

Forward Foreign Currency Exchange Contracts
Sales
				Net Unrealized
				Appreciation
Settlement Date	Deliver	In Exchange For	Counterparty	(Depreciation)

5/31/12	British Pound Sterling 1,525,000	United States Dollar 2,474,566	JPMorgan Chase Bank	$86
5/31/12	British Pound Sterling 2,458,942	United States Dollar 3,890,046	JPMorgan Chase Bank	(99,857)
5/31/12	Euro 6,619,442	United States Dollar 8,874,752	Citibank NA	111,668
6/29/12	British Pound Sterling 3,395,246	United States Dollar 5,386,643	Goldman Sachs International	(121,562)
6/29/12	Euro 5,022,447	United States Dollar 6,687,162	HSBC Bank USA	37,191
7/31/12	British Pound Sterling 762,494	United States Dollar 1,233,982	HSBC Bank USA	(2,805)
7/31/12	Euro 2,319,076	United States Dollar 3,070,341	Deutsche Bank	(1,014)

				$(76,293)

Eaton Vance
Senior Floating-Rate Trust

April 30, 2012

Notes to Financial Statements (Unaudited) — continued

At April 30, 2012, the Trust had sufficient cash and/or securities to cover commitments under these contracts.

The Trust is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Trust holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Trust enters into forward foreign currency exchange contracts. The Trust also enters into such contracts to hedge the currency risk of investments it anticipates purchasing.

The Trust enters into forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Trust’s net assets below a certain level over a certain period of time, which would trigger a payment by the Trust for those derivatives in a liability position. At April 30, 2012, the fair value of derivatives with credit-related contingent features in a net liability position was $225,238.

The non-exchange traded derivatives in which the Trust invests, including forward foreign currency exchange contracts, are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. At April 30, 2012, the maximum amount of loss the Trust would incur due to counterparty risk was $148,945, representing the fair value of such derivatives in an asset position, with the highest amount from any one counterparty being $111,668. To mitigate this risk, the Trust has entered into master netting agreements with substantially all its derivative counterparties, which allows it and a counterparty to aggregate amounts owed by each of them for derivative transactions under the agreement into a single net amount payable by either the Trust or the counterparty. At April 30, 2012, the maximum amount of loss the Trust would incur due to counterparty risk would be reduced by approximately $3,000 under master netting agreements. Counterparties may be required to pledge collateral in the form of cash, U.S. Government securities or highly-rated bonds for the benefit of the Trust if the net amount due from the counterparty with respect to a derivative contract exceeds a certain threshold. The amount of collateral posted by the counterparties with respect to such contracts would also reduce the amount of any loss incurred.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is foreign exchange risk at April 30, 2012 was as follows:

	Fair Value
Derivative	Asset Derivative		Liability Derivative

Forward foreign currency exchange contracts	$148,945	(1)	$(225,238	)(2)

(1)	Statement of Assets and Liabilities location: Receivable for open forward foreign currency exchange contracts; Net unrealized appreciation.
(2)	Statement of Assets and Liabilities location: Payable for open forward foreign currency exchange contracts; Net unrealized appreciation.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is foreign exchange risk for the six months ended April 30, 2012 was as follows:

	Realized Gain (Loss)	Change in Unrealized
	on Derivatives Recognized	Appreciation (Depreciation) on
Derivative	in Income	Derivatives Recognized in Income

Forward foreign currency exchange contracts	$1,632,879 (1)	$(351,992	)(2)

(1)	Statement of Operations location: Net realized gain (loss) – Foreign currency and forward foreign currency exchange contract transactions.
(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Foreign currency and forward foreign currency exchange contracts.

The average notional amount of forward foreign currency exchange contracts outstanding during the six months ended April 30, 2012, which is indicative of the volume of this derivative type, was approximately $36,944,000.

10 Overdraft Advances

Pursuant to the custodian agreement, SSBT may, in its discretion, advance funds to the Trust to make properly authorized payments. When such payments result in an overdraft, the Trust is obligated to repay SSBT at the current rate of interest charged by SSBT for secured loans (currently, a rate above the Federal Funds rate). This obligation is payable on demand to SSBT. SSBT has a lien on the Trust’s assets to the extent of any overdraft. At April 30, 2012, the Trust had a payment due to SSBT pursuant to the foregoing arrangement of $9,999,974.

Eaton Vance
Senior Floating-Rate Trust

April 30, 2012

Notes to Financial Statements (Unaudited) — continued

11 Credit Agreement

The Trust has entered into a Credit Agreement (the Agreement) with a bank to borrow up to a limit of $185 million pursuant to a 364-day revolving line of credit. Borrowings under the Agreement are secured by the assets of the Trust. Interest is charged at a rate above the London Interbank Offered Rate (LIBOR) and is payable monthly. Under the terms of the Agreement, the Trust pays a commitment fee of 0.15% on the borrowing limit. The Trust is required to maintain certain net asset levels during the term of the Agreement. At April 30, 2012, the Trust had borrowings outstanding under the Agreement of $175,000,000 at an interest rate of 1.04%. The carrying amount of the borrowings at April 30, 2012 approximated its fair value. For the six months ended April 30, 2012, the average borrowings under the Agreement and the average interest rate (annualized) were $165,054,945 and 1.16%, respectively.

12 Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Trust, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

13 Credit Risk

The Trust invests primarily in below investment grade floating-rate loans and floating-rate debt obligations, which are considered speculative because of the credit risk of their issuers. Changes in economic conditions or other circumstances are more likely to reduce the capacity of issuers of these securities to make principal and interest payments. Such companies are more likely to default on their payments of interest and principal owed than issuers of investment grade bonds. An economic downturn generally leads to a higher non-payment rate, and a loan or other debt obligation may lose significant value before a default occurs. Lower rated investments also may be subject to greater price volatility than higher rated investments. Moreover, the specific collateral used to secure a loan may decline in value or become illiquid, which would adversely affect the loan’s value.

14 Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Eaton Vance
Senior Floating-Rate Trust

April 30, 2012

Notes to Financial Statements (Unaudited) — continued

At April 30, 2012, the hierarchy of inputs used in valuing the Trust’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Senior Floating-Rate Interests (Less Unfunded Loan Commitments)	$—	$753,291,279	$1,286,729	$754,578,008
Corporate Bonds & Notes	—	46,225,430	426,647	46,652,077
Asset-Backed Securities	—	5,791,848	—	5,791,848
Common Stocks	203,942	2,040,429	5,163,047	7,407,418
Preferred Stocks	—	—	89,586	89,586
Warrants	—	13,046	0	13,046
Short-Term Investments	—	32,550,696	—	32,550,696

Total Investments	$203,942	$839,912,728	$6,966,009	$847,082,679

Forward Foreign Currency Exchange Contracts	$—	$148,945	$—	$148,945

Total	$203,942	$840,061,673	$6,966,009	$847,231,624

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(225,238)	$—	$(225,238)

Total	$—	$(225,238)	$—	$(225,238)

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments	Investments
	in Senior	in Corporate	Investments	Investments
	Floating-Rate	Bonds &	in Common	in Preferred	Investments
	Interests	Notes	Stocks	Stocks	in Warrants	Total

Balance as of October 31, 2011	$2,354,268	$435,763	$7,420,504	$87,538	$0	$10,298,073
Realized gains (losses)	(277,939)	259	3,300,752	—	—	3,023,072

Change in net unrealized appreciation (depreciation)*	135,977	4,316	(2,582,022)	2,048	—	(2,439,681)
Cost of purchases(1)	54,051	—	—	—	—	54,051
Proceeds from sales(1)	(1,673,709)	(18,895)	(3,665,615)	—	—	(5,358,219)
Accrued discount (premium)	41,939	5,204	—	—	—	47,143
Transfers to Level 3**	652,142	—	689,428	—	—	1,341,570
Transfers from Level 3**	—	—	—	—	—	—

Balance as of April 30, 2012	$1,286,729	$426,647	$5,163,047	$89,586	$0	$6,966,009

Change in net unrealized appreciation (depreciation) on investments still held as of April 30, 2012*	$(236,052)	$(3,578)	$526,197	$2,048	$0	$288,615

*	Amount is included in the related amount on investments in the Statement of Operations.
**	Transfers are reflected at the value of the securities at the beginning of the period. Transfers from Level 2 to Level 3 were due to a reduction in the availability of significant observable inputs in determining the fair value of these investments.

(1)	Cost of purchases may include securities received in corporate actions; proceeds from sales may include securities delivered in corporate actions.

At April 30, 2012, the value of investments transferred between Level 1 and Level 2, if any, during the six months then ended was not significant.

Eaton Vance
Senior Floating-Rate Trust

April 30, 2012

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 23, 2012, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2012, as well as information considered during prior meetings of the committee. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;
•	An independent report comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to benchmark indices and customized peer groups, in each case as approved by the Board with respect to the funds;
•	For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;
•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;
•	Information about the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and the fund’s policies with respect to “soft dollar” arrangements;
•	Data relating to portfolio turnover rates of each fund;
•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;
•	Information about each adviser’s processes for monitoring best execution of portfolio transactions, and other policies and practices of each adviser with respect to trading;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;
•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;
•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;
•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;
•	A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Eaton Vance
Senior Floating-Rate Trust

April 30, 2012

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and
•	The terms of each advisory agreement.

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2012, with respect to one or more funds, the Board met ten times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met ten, nineteen, seven, eight and fourteen times respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each adviser relating to each fund. The Board and its Committees considered the investment and trading strategies used in pursuing each fund’s investment objective, including, where relevant, the use of derivative instruments, as well as risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Eaton Vance Senior Floating-Rate Trust (the “Fund”) with Eaton Vance Management (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. In particular, the Board considered the abilities and experience of such investment personnel in analyzing special considerations relevant to investing in senior floating rate loans. The Board noted the experience of the Adviser’s large group of bank loan investment professionals and other personnel who provide services to the Fund, including portfolio managers and analysts. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of the Adviser to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management.

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds.

Eaton Vance
Senior Floating-Rate Trust

April 30, 2012

Board of Trustees’ Contract Approval — continued

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider as well as a customized peer group of similarly managed funds and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three-, and five-year periods ended September 30, 2011 for the Fund. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates payable by the Fund (referred to as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2011, as compared to a group of similarly managed funds selected by an independent data provider. The Board considered the fact that the Adviser had waived fees and/or paid expenses for the Fund. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions taken by management in recent years to reduce expenses at the Eaton Vance fund complex level, including the negotiation of reduced fees for transfer agency and custody services.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with their relationships with the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also considered the fact that the Fund is not continuously offered and concluded that, in light of the level of the Adviser’s profits with respect to the Fund, the implementation of breakpoints in the advisory fee schedule is not appropriate at this time.

Eaton Vance
Senior Floating-Rate Trust

April 30, 2012

Officers and Trustees

Officers of Eaton Vance Senior Floating-Rate Trust

Scott H. Page President Payson F. Swaffield Vice President Barbara E. Campbell Treasurer	Maureen A. Gemma Vice President, Secretary and Chief Legal Officer Paul M. O’Neil Chief Compliance Officer

Trustees of Eaton Vance Senior Floating-Rate Trust

Ralph F. Verni Chairman Scott E. Eston Benjamin C. Esty Thomas E. Faust Jr.* Allen R. Freedman	William H. Park Ronald A. Pearlman Helen Frame Peters Lynn A. Stout Harriett Tee Taggart

*	Interested Trustee

Number of Employees

The Trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a closed-end management investment company and has no employees.

Number of Shareholders

As of April 30, 2012, Trust records indicate that there are 53 registered shareholders and approximately 22,103 shareholders owning the Trust shares in street name, such as through brokers, banks, and financial intermediaries.

If you are a street name shareholder and wish to receive Trust reports directly, which contain important information about the Trust, please write or call:

Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
1-800-262-1122

New York Stock Exchange symbol

The New York Stock Exchange symbol is EFR.

Eaton Vance
Senior Floating-Rate Trust

April 30, 2012

IMPORTANT NOTICES

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e. fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

Additional Notice to Shareholders. The Fund may redeem or purchase its outstanding auction preferred shares (APS) in order to maintain compliance with regulatory requirements, borrowing or rating agency requirements of for other purposes as it deems appropriate or necessary. The Fund also may purchase shares of its common stock in the open market when they trade at a discount to net asset value or at other times if the Fund determines such purchases are advisable. There can be no assurance that the Fund will take such action or that such purchases would reduce the discount.

Closed-End Fund Information. The Eaton Vance closed-end funds make certain quarterly fund performance data and information about portfolio characteristics (such as top holdings and asset allocation) available on the Eaton Vance website after the end of each calendar quarter-end. Certain month end fund performance data for the funds, including total returns, are posted to the website shortly after the end of each calendar month. Portfolio holdings for the most recent calendar quarter-end are also posted to the website approximately 30 days following the end of the quarter. This information is available at www.eatonvance.com on the fund information pages under “Individual Investors – Closed-End Funds”.

Investment Adviser and Administrator
Eaton Vance Management
Two International Place
Boston, MA 02110

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
American Stock Transfer & Trust Company
59 Maiden Lane
Plaza Level
New York, NY 10038

Fund Offices
Two International Place
Boston, MA 02110

2025-6/12	CE-FLRTSRC

Item 2. Code of Ethics
Not required in this filing.
Item 3. Audit Committee Financial Expert
The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is a consultant and private investor. Previously, he served as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).
Item 4. Principal Accountant Fees and Services
Not required in this filing.
Item 5. Audit Committee of Listed Registrants
Not required in this filing.
Item 6. Schedule of Investments
Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies
Not required in this filing.
Item 8. Portfolio Managers of Closed-End Management Investment Companies
Not required in this filing.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers
No such purchases this period.
Item 10. Submission of Matters to a Vote of Security Holders
No Material Changes.
Item 11. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics — Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Eaton Vance Senior Floating-Rate Trust

By:	/s/ Scott H. Page
Scott H. Page
President
Date: June 8, 2012
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer
Date: June 8, 2012

By:	/s/ Scott H. Page
Scott H. Page
President
Date: June 8, 2012